     As filed with the Securities and Exchange Commission on July 23, 2003
                                                              File No. 333-82866
                                                                       811-07329

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                        [ ]
                                     -------
         Post-Effective Amendment No.   5                                   [X]
                                     -------

           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.  20                                                  [X]
                      -----

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                              SEPARATE ACCOUNT VL I
                           (Exact Name of Registrant)

                   Hartford Life and Annuity Insurance Company
                               (Name of Depositor)

                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               Marianne O'Doherty
                   Hartford Life and Annuity Insurance Company
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

      ___  immediately upon filing pursuant to paragraph (b) of Rule 485
      _X_  on August 1, 2003 pursuant to paragraph (b) of Rule 485
      ___  60 days after filing pursuant to paragraph (a)(1) of Rule 485
      ___  on _______ pursuant to paragraph (a)(1) of Rule 485
      ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PURSUANT TO RULE 24F-2(a)(1) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES.

The prospectus in Part A of this Post-Effective Amendment No. 5 is incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6 (File No. 333-82866), as filed on April 10, 2003 and effective on May 1, 2003. A Supplement to the Prospectus dated August 1, 2003 is included in Part A of this Post-Effective Amendment. This Post-Effective Amendment No. 5 does not supercede Post-Effective Amendment No. 4 filed on June 11, 2003.

              STAG WALL STREET VARIABLE UNIVERSAL LIFE SERIES I
                             SEPARATE ACCOUNT VL I
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              FILE NO. 333-82866

      SUPPLEMENT DATED AUGUST 1, 2003 TO THE PROSPECTUS DATED MAY 1, 2003

            SUPPLEMENT DATED AUGUST 1, 2003 TO YOUR PROSPECTUS

The following Sub-Accounts are added to the cover page of the prospectus:

------------------------------------------------------------------- ----------------------------------------------------------------
                           SUB-ACCOUNT                                                   PURCHASES SHARES OF:
------------------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund Sub-Account                       Series I of the AIM V.I. Mid Cap Core Equity Fund of the A I M
                                                                    Variable Insurance Funds
------------------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Premier Equity Fund Sub-Account                            Series I of the AIM V.I. Premier Equity Fund of the  A I M
                                                                    Variable Insurance Funds
------------------------------------------------------------------- ----------------------------------------------------------------
American Funds Asset Allocation Fund Sub-Account                    Class 2 of the Asset Allocation Fund of American Funds
                                                                    Insurance Series
------------------------------------------------------------------- ----------------------------------------------------------------
American Funds Blue Chip Income and Growth Fund Sub-Account         Class 2 of the Blue Chip Income and Growth Fund of American
                                                                    Funds Insurance Series
------------------------------------------------------------------- ----------------------------------------------------------------
American Funds Bond Fund Sub-Account                                Class 2 of the Bond Fund of American Funds Insurance Series
------------------------------------------------------------------- ----------------------------------------------------------------
American Funds International Fund Sub-Account                       Class 2 of the International Fund of American Funds Insurance
                                                                    Series
------------------------------------------------------------------- ----------------------------------------------------------------
American Funds New World Fund Sub-Account                           Class 2 of the New World Fund of American Funds Insurance
                                                                    Series
------------------------------------------------------------------- ----------------------------------------------------------------
Franklin Small Cap Value Securities Fund Sub-Account                Class 2 of the Franklin Small Cap Value Securities Fund of the
                                                                    Franklin Templeton Variable Insurance Products Trust
------------------------------------------------------------------- ----------------------------------------------------------------
Hartford Growth Opportunities HLS Fund Sub-Account                  Class IA shares of Hartford Growth Opportunities HLS Fund of
                                                                    Hartford HLS Series Fund II, Inc.
------------------------------------------------------------------- ----------------------------------------------------------------
Hartford International Small Company HLS Fund Sub-Account           Class IA shares of Hartford International Small Company HLS
                                                                    Fund of Hartford Series Fund, Inc.
------------------------------------------------------------------- ----------------------------------------------------------------
Hartford MidCap Value HLS Fund Sub-Account                          Class IA shares of Hartford MidCap Value HLS Fund of Hartford
                                                                    Series Fund, Inc.
------------------------------------------------------------------- ----------------------------------------------------------------
Hartford Value Opportunities HLS Fund Sub-Account                   Class IA shares of Hartford Value Opportunities HLS Fund of
                                                                    Hartford Series Fund II, Inc.
------------------------------------------------------------------- ----------------------------------------------------------------

------------------------------------------------------------------- ----------------------------------------------------------------
                           SUB-ACCOUNT                                                   PURCHASES SHARES OF:
------------------------------------------------------------------- ----------------------------------------------------------------
MFS New Discovery Series Sub-Account                                Initial Class of the MFS(R) New Discovery Series of the MFS(R)
                                                                    Variable Insurance Trust(SM)
------------------------------------------------------------------- ----------------------------------------------------------------
MFS Total Return Series Sub-Account                                 Initial Class of the MFS(R) Total Return Series of the MFS(R)
                                                                    Variable Insurance Trust(SM)
------------------------------------------------------------------- ----------------------------------------------------------------
Mutual Shares Securities Fund Sub-Account                           Class 2 of the Mutual Shares Securities Fund of the Franklin
                                                                    Templeton Variable Insurance Products Trust
------------------------------------------------------------------- ----------------------------------------------------------------
Putnam VT Capital Opportunities Sub-Account                         Class IB of Putnam VT Capital Opportunities Fund of Putnam
                                                                    Variable Trust
------------------------------------------------------------------- ----------------------------------------------------------------
Putnam VT Equity Income Sub-Account                                 Class IB of Putnam VT Equity Income Fund of Putnam Variable
                                                                    Trust
------------------------------------------------------------------- ----------------------------------------------------------------


The table entitled "Annual Fund Operating Expenses" that shows a minimum and maximum range is deleted and replaced with the following:

                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                                                       MINIMUM         MAXIMUM
-------------------------------------------------------------------------------------- --------------- ---------------
Total Annual Fund Operating Expenses                                                       0.44%           1.71%
-------------------------------------------------------------------------------------- --------------- ---------------

The following information is added to the table entitled "Annual Fund Operating Expenses" that shows detailed information for each underlying Fund.

                         ANNUAL FUND OPERATING EXPENSES
                           AS OF THE FUND'S YEAR END
                        (AS A PERCENTAGE OF NET ASSETS)

                                                                             12b-1
                                                                          DISTRIBUTION                     TOTAL FUND
                                                           MANAGEMENT        AND/OR          OTHER         OPERATING
                                                              FEES       SERVICING FEES     EXPENSES        EXPENSES
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I (1)             0.73%            N/A            0.57%           1.30%
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund - Series I                      0.61%            N/A            0.24%           0.85%
-------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund - Class 2               0.43%           0.25%           0.02%           0.70%
-------------------------------------------------------------------------------------------------------------------------
American Funds Blue Chip Income and Growth Fund -            0.50%           0.25%           0.02%           0.77%
Class 2
-------------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund - Class 2                           0.47%           0.25%           0.02%           0.74%
-------------------------------------------------------------------------------------------------------------------------
American Funds International Fund - Class 2                  0.57%           0.25%           0.06%           0.88%
-------------------------------------------------------------------------------------------------------------------------
American Funds New World Fund - Class 2                      0.85%           0.25%           0.06%           1.16%
-------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value Securities Fund - Class 2 (2)       0.59%           0.25%           0.20%           1.04%
-------------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund - Class IA            0.62%            N/A            0.04%           0.66%

                                                                             12b-1
                                                                          DISTRIBUTION                     TOTAL FUND
                                                           MANAGEMENT        AND/OR          OTHER         OPERATING
                                                              FEES       SERVICING FEES     EXPENSES        EXPENSES
-------------------------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS Fund - Class IA     0.85%            N/A            0.86%           1.71%
-------------------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund - Class IA                    0.82%            N/A            0.06%           0.88%
-------------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund - Class IA             0.69%            N/A            0.04%           0.73%
-------------------------------------------------------------------------------------------------------------------------
MFS(R) New Discovery Series - Initial Class                  0.90%            N/A            0.15%           1.05%
-------------------------------------------------------------------------------------------------------------------------
MFS(R) Total Return Series - Initial Class                   0.75%            N/A            0.11%           0.86%
-------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2 (2)                  0.60%           0.25%           0.21%           1.06%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund - Class IB (3)(4)       0.65%           0.25%           0.74%           1.64%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund - Class IB (3)(4)               0.65%           0.25%           0.67%           1.57%
-------------------------------------------------------------------------------------------------------------------------

(1) The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%.

(2) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. With this reduction, Total Fund Operating Expenses were:

                                                                    12b-1                           TOTAL FUND
                                                 MANAGEMENT     DISTRIBUTION         OTHER           OPERATING
                                                    FEES      AND/OR SERVICING     EXPENSES          EXPENSES
                                                                    FEES
--------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value Securities Fund -         0.56%            0.25%            0.20%             1.01%
Class 2
--------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2            0.59%            0.25%            0.21%             1.05%
--------------------------------------------------------------------------------------------------------------------

(3) Expenses represent estimates for the Fund's current fiscal year, which ends on December 31, 2003.

(4) See the Fund's prospectus for information about the Fund's distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. While the maximum rate payable under the Distribution Plan is 0.35% per year of the Fund's average net assets on class IB shares, the Trustees of the Fund currently limit the rate at 0.25% per year through at least the end of the Fund's current fiscal year.

The following information is added to the section entitled "About Us" under "The Funds":

AIM V.I. MID CAP CORE EQUITY FUND - Seeks long-term growth of capital. Invests, normally, at least 80% of its assets in equity securities, including convertible securities of mid-capitalization companies.

AIM V.I. PREMIER EQUITY FUND - Seeks long-term growth of capital with income as a secondary objective. Invests, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities.

AMERICAN FUNDS ASSET ALLOCATION FUND - Seeks high total return, including income and capital gains, consistent with the preservation of capital over the long term through a diversified portfolio that can include common stocks and other equity-type securities, bonds and other intermediate and long-term debt securities, and money market instruments.

AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND - Seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on the Standard & Poor's 500 Composite Index) and to provide an opportunity for growth of principal consistent with sound common stock investing. The Fund invests primarily in common stocks of larger, more established companies based in the U.S. with market capitalizations of $4 billion and above. The Fund may also invest up to 10% of its assets in common stocks of larger, non-U.S. companies, so long as they are listed or traded in the U.S. The Fund will invest, under normal market conditions, at least 90% of its assets in equity securities.

AMERICAN FUNDS BOND FUND - Seeks to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities.

AMERICAN FUNDS INTERNATIONAL FUND - Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled outside of the United States.

AMERICAN FUNDS NEW WORLD FUND - Seeks long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The Fund may also invest in debt securities of issuers, including issuers of lower rated bonds with exposure to these countries.

FRANKLIN SMALL CAP VALUE SECURITIES FUND - Seeks long-term total return. Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of small capitalization (small-cap) companies. For this Fund, small-cap companies are those companies with market capitalization values (share price multiplied by the number of common stock shares outstanding) not exceeding $2.5 billion, at the time of purchase.

HARTFORD GROWTH OPPORTUNITIES HLS FUND - Seeks short- and long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND - Seeks capital appreciation. Sub-advised by Wellington Management.

HARTFORD MIDCAP VALUE HLS FUND - Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD VALUE OPPORTUNITIES HLS FUND - Seeks short- and long-term capital appreciation. Sub-advised by Wellington Management.

MFS(R) NEW DISCOVERY SERIES - Seeks capital appreciation.

MFS(R) TOTAL RETURN SERIES - Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

MUTUAL SHARES SECURITIES FUND - Seeks capital appreciation, with income as a secondary goal, by normally investing at least 65% of its total assets in U.S. equity securities that the manager believes are undervalued, including those of small capitalization companies, undervalued stocks, restructuring companies, and distressed companies.

PUTNAM VT CAPITAL OPPORTUNITIES FUND - Seeks long-term growth of capital. The fund pursues its goal by investing mainly in common stocks of U.S. companies that Putnam Management believes have favorable investment potential.

PUTNAM VT EQUITY INCOME FUND - Seeks current income. Capital growth is a secondary objective when consistent with seeking current income. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for current income and may also offer the potential for capital growth. Under normal circumstances, the fund invests at least 80% of its net assets in common stocks and other equity investments that offer potential for current income.

The following information is added under the section entitled "About Us" under the sub-section entitled "The Funds," under the sub-section entitled "Investment Advisors":

The AIM V.I. Mid Cap Core Equity Fund and AIM V.I. Premier Equity Fund are portfolios of A I M Variable Insurance Funds, which is a registered open-end management investment company. A I M Advisors, Inc. serves as the investment adviser for these Funds.

American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds International Fund, and American Funds New World Fund are all part of American Funds Insurance Series. American Funds Insurance Series is a fully managed, diversified, open-end investment company organized as a Massachusetts business trust in 1983. American Funds Insurance Series offers two classes of fund shares: Class 1 shares and Class 2 shares. This policy invests only in Class 2 shares of American Funds Insurance Series. The investment adviser for each of the funds of American Funds Insurance Series is Capital Research and Management Company located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc.

Franklin Small Cap Value Securities Fund and Mutual Shares Securities Fund are all part of the Franklin Templeton Variable Insurance Products Trust. The Franklin Templeton Variable Insurance Products Trust is an open-end managed investment company which was organized as a Massachusetts business trust on April 26, 1988. Franklin Templeton Variable Insurance Products Trust currently offers Class 1 and Class 2 shares. Class 2 shares of each Fund are available in this policy. The investment manager of the Franklin Small Cap Value Securities Fund is Franklin Advisory Services, LLC (Advisory Services) located at One Parker Plaza, Ninth Floor, Fort Lee, New Jersey 07024. The investment manager of Mutual Shares Securities Fund is Franklin Mutual Advisers, LLC, located at 51 John F. Kennedy Parkway, Short Hills, New Jersey, 07078.

Hartford HLS Funds are sponsored and administered by Hartford. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.

Hartford International Small Company HLS Fund and Hartford MidCap Value HLS Fund are series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Growth Opportunities HLS Fund and Hartford Value Opportunities HLS Fund are series of Hartford HLS Series Fund II, Inc., which was formerly known as Fortis Series Fund, Inc. Prior to May 1, 2002, these Funds were named, respectively, Growth Stock Series and Value Series.

The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this policy.

MFS(R) New Discovery Series and MFS(R) Total Return Series are series of the MFS(R) Variable Insurance Trust(SM). The MFS Variable Insurance Trust(SM) is a professionally managed open-end management investment company. The MFS Variable Insurance Trust(SM) is registered as a Massachusetts business trust. MFS Investment Management(R) serves as the investment adviser to each of the Series of the MFS(R) Variable Insurance Trust(SM). MFS Investment

Management(R) is located at 500 Boylston Street, Boston, Massachusetts 02116.

Putnam VT Capital Opportunities Sub-Account and Putnam VT Equity Income Sub-Account purchase shares of Putnam Variable Trust, an open-end series investment company with multiple portfolios ("Funds"). Putnam Investment Management, LLC. ("Putnam Management") serves as the investment manager. Putnam Management is ultimately controlled by Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.

 THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCES.

HV-4782
333-82866

                                    PART B

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


STATEMENT OF ADDITIONAL INFORMATION
STAG WALL STREET VARIABLE UNIVERSAL LIFE SERIES I
SEPARATE ACCOUNT VL I
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY


This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-231-5453.


DATE OF PROSPECTUS: AUGUST 1, 2003
DATE OF STATEMENT OF ADDITIONAL INFORMATION: AUGUST 1, 2003

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                              PAGE
                                                              ----
----------------------------------------------------------------------
GENERAL INFORMATION AND HISTORY                                  3
----------------------------------------------------------------------
SERVICES                                                         3
----------------------------------------------------------------------
EXPERTS                                                          3
----------------------------------------------------------------------
DISTRIBUTION OF THE POLICIES                                     3
----------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT CHARGES                             4
----------------------------------------------------------------------
PERFORMANCE DATA                                                 5
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

SEPARATE ACCOUNT VL I was established as a separate account under Connecticut law on June 8, 1995. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS
--------------------------------------------------------------------------------

INDEPENDENT PUBLIC ACCOUNTANTS -- The financial statements for the year ended December 31, 2002 included in this registration statement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein and elsewhere in the registration statement, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The report on the financial statements of Hartford Life and Annuity Insurance Company expresses an unqualified opinion and includes explanatory paragraphs referring to the use of statutory accounting practices and the change in certain accounting practices as a result of the State of Connecticut Insurance Department's adoption of the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual effective January 1, 2002, which practices differ from accounting principles generally accepted in the United States of America. The principal business address of Deloitte & Touche LLP is City Place, 185 Asylum Street, Hartford, Connecticut 06103-3402.


The audited financial statements of Hartford Life and Annuity Insurance Company for the years ending December 31, 2000 and December 31, 2001 and of the Separate Account for the year ended December 31, 2001 included in this registration statement were audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with accounting principles generally accepted in the United States of America.


We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of Hartford Life and Annuity Insurance Company for the years ending December 31, 2000 and December 31, 2001 and of the Separate Account for the year ended December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

DISTRIBUTION OF THE POLICIES
--------------------------------------------------------------------------------

Hartford Equity Sales Company, Inc. ("HESCO"), a corporation organized under the laws of the state of Connecticut on July 3, 1973, serves as principal underwriter for the policies and will offer the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

The policies will be sold in all states, except New York, by salespersons who represent Hartford as insurance agents and who are registered representatives of HESCO or certain other registered broker-dealers who have entered into distribution agreements with HESCO.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HESCO and any applicable rules or regulations for variable insurance compensation. The compensation payable may vary with the distribution agreements with HESCO. The inception date of the distribution agreement with HESCO was January 27, 2000 and will remain in effect until terminated by either party upon 30 days written notice. Compensation is generally based on premium payments. This compensation is usually paid from the sales charges described in the Prospectus.

During the first Policy Year, the most common schedule of commission we pay is 70% of the premium paid up to the Target Premium and 2.0% of the premium in excess of the Target Premium. The Target Premium is an amount used to calculate sales commissions where the Target Premium amounts vary by: (1) age; (2) sex; and (3) insurance class of the Insured. In Policy Years 2 and later, this schedule allows for a commission of 2% of Premiums paid. A sales representative may be required to return all or a portion of the commissions paid if the Policy terminates prior to the Policy's first Policy Anniversary. Hartford currently pays HESCO underwriting commissions for its role as Principal Underwriter of all policies associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HESCO in its role as Principal Underwriter has been: 2002: $42,906,757; 2001: $48,498,384; and 2000:
$46,087,194.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HESCO, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or other financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for broker-dealers or financial institutions, will be made by HESCO, its affiliates or Hartford out of their assets and will not effect the amounts paid by the policy owner to purchase, hold or surrender variable insurance products.

ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

SALES LOAD -- The front-end sales load is a charge deducted from each premium payment. The current sales load in each policy year is 0%. The maximum sales load is 2.5% in each policy year.

The front-end load under the policies may be used to cover expenses related to the sale and distribution of the policies.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, group, or program ("Eligible Group") in accordance with our rules in effect as of the date the application for a policy is approved. An Eligible Group must satisfy certain criteria such as size, expected number of policy holders, or present or anticipated levels of aggregate premiums, administrative expenses or commissions. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected policy holders invested in the Separate Account.

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds the ages of 0 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. For preferred and standard risks, the cost of insurance rate will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Special risk classes are used when mortality experience in excess of the standard risk classes is expected. These substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

No change in the terms or conditions of a policy will be made without your consent.

UNSCHEDULED INCREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made.

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------

PERFORMANCE DATA

Hartford may advertise the performance history of the underlying Funds of the policy. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your policy. These are charges and fees such as the surrender charge, cost of insurance charge, mortality and expense risk charge, and the administrative charge. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your policy's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance, you should obtain a personalized illustration based on historical Fund performance from your financial adviser.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.


In the table below there is no performance information for Putnam VT Capital Opportunities Fund and Putnam VT Equity Income Fund Sub-Accounts because as of December 31, 2002, the Sub-Accounts had not commenced operation.


The following table shows the performance history of the underlying Funds of the policy as of the period indicated.

                    STAG WALL STREET VARIABLE UNIVERSAL LIFE
                      UNDERLYING FUND PERFORMANCE HISTORY
                            AS OF DECEMBER 31, 2002


                                                    FUND
                                                 INCEPTION                                             SINCE
                                                    DATE        1 YEAR    3 YEAR   5 YEAR   10 YEAR  INCEPTION
--------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund                04/30/1997     -14.64%   -15.94%    5.35%    N/A       6.20%
--------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization
 Fund                                            04/30/1998     -19.05%   -16.18%     N/A     N/A       3.09%
--------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                       02/08/1984     -24.45%   -13.55%    6.56%  12.04%     13.60%
--------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund                02/08/1984     -18.34%    -3.31%    3.49%  10.31%     12.30%
--------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                       03/31/1983     -13.79%    -6.56%    2.38%   8.63%     10.36%
--------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                           08/31/1977      10.08%    10.24%    7.26%   7.46%      8.72%
--------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund           04/02/1984     -19.70%    -5.42%    6.08%  12.33%     14.49%
--------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund            03/09/1994     -14.23%    -2.98%    2.29%    N/A      11.07%
--------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund (1)            03/01/1995      -8.95%    -7.28%    2.16%    N/A       5.49%
--------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund (1)             10/01/1998     -19.51%   -14.54%     N/A     N/A       5.14%
--------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund (1)          05/01/2000     -38.59%      N/A      N/A     N/A     -36.56%
--------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund              05/29/1998     -24.65%   -13.20%     N/A     N/A      -1.15%
--------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                          05/01/1987     -22.45%   -14.94%   -1.03%   8.74%      9.32%
--------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund    07/02/1990     -17.93%   -17.92%   -2.63%   4.01%      2.80%
--------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                         07/14/1997     -14.22%     1.22%   14.78%    N/A      16.15%
--------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                   06/30/1980       1.44%     3.79%    4.30%   4.46%      6.89%
--------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund            01/01/1985       8.15%     8.64%    6.79%   6.81%      8.43%
--------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                  08/09/1996     -30.23%   -19.81%   -0.92%    N/A       3.04%
--------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                          08/31/1977     -24.25%   -14.82%   -0.24%   9.28%     12.08%
--------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund (1)            09/15/1993       6.20%     3.34%    2.06%    N/A       4.54%
--------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
 (1)                                             05/01/1998      -8.57%     0.38%     N/A     N/A       0.89%
--------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund (1)       02/01/1988     -12.36%    -8.60%   -0.61%   6.72%      7.64%
--------------------------------------------------------------------------------------------------------------

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                    FUND
                                                 INCEPTION                                             SINCE
                                                    DATE        1 YEAR    3 YEAR   5 YEAR   10 YEAR  INCEPTION
--------------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund                     05/01/1990     -22.16%   -27.24%   -3.79%   5.30%      4.70%
--------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund                 02/01/1988     -18.79%    -6.25%   -0.69%   8.65%     10.50%
--------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund (1)               05/01/1998     -20.21%    -3.69%     N/A     N/A      -1.34%
--------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund                        02/01/1988      -0.54%    -1.84%   -1.16%   5.48%      7.00%
--------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund                            02/01/1988       8.09%     7.88%    5.88%   6.74%      7.75%
--------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund              01/02/1997     -17.52%   -15.91%    2.47%    N/A       4.64%
--------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income
 Fund (1)                                        01/02/1997     -13.67%   -11.46%   -0.76%    N/A       2.35%
--------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities
 Fund (1)                                        01/02/1997     -13.46%   -27.57%   -2.27%    N/A      -1.92%
--------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund (1)                     05/01/1998     -23.68%   -22.30%     N/A     N/A      -7.24%
--------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund (1)                  02/01/1988       1.46%     3.81%    4.30%   4.39%      5.09%
--------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund                 05/02/1994     -30.29%   -28.82%   -5.35%    N/A       5.71%
--------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund (1)                     01/02/1997     -15.44%     2.38%    2.72%    N/A       5.06%
--------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund (1)         05/01/1998     -32.06%   -43.42%     N/A     N/A     -17.26%
--------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund
 (1)                                             05/01/1992     -23.83%   -11.30%   -4.45%   4.95%      5.31%
--------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund (1)                         01/02/1997     -30.38%   -23.64%   -4.05%    N/A       0.04%
--------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                           02/01/1988     -26.34%   -21.77%   -1.19%   8.55%     11.22%
--------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio (1)         01/03/1995      -8.73%    -5.61%    1.45%   7.06%      8.37%
--------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio             10/09/1986     -16.95%    -5.06%    0.31%   9.79%     10.10%
--------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (1)              01/28/1987     -20.28%   -20.19%   -3.95%   4.70%      4.24%
--------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund --
 Series I                                         9/10/2001     -11.10%      N/A      N/A     N/A      -3.50%
--------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund -- Series I           5/5/1993     -30.26%      N/A    -2.19%    N/A       7.84%
--------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund --
 Class 2                                           8/1/1989     -12.38%      N/A     2.11%   8.10%      8.25%
--------------------------------------------------------------------------------------------------------------
American Funds Blue Chip Income and Growth
 Fund -- Class 2                                   7/5/2001     -23.07%      N/A      N/A     N/A     -19.19%
--------------------------------------------------------------------------------------------------------------
American Funds Bond Fund -- Class 2                1/2/1996       4.05%      N/A     4.75%    N/A       5.59%
--------------------------------------------------------------------------------------------------------------
American Funds International Fund -- Class 2       5/1/1990     -14.84%      N/A     2.50%   8.25%      6.87%
--------------------------------------------------------------------------------------------------------------
American Funds New World Fund -- Class 2          6/17/1999      -5.66%      N/A      N/A     N/A      -1.92%
--------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value Securities Fund --
 Class 2                                           5/1/1998      -9.26%      N/A      N/A     N/A       0.42%
--------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund --
 Class IA                                         3/24/1987     -27.65%      N/A     1.40%   6.59%       N/A
--------------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS
 Fund -- Class IA                                 4/30/2001      -5.08%      N/A      N/A     N/A      -6.58%
--------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund -- Class IA        4/30/2001     -13.02%      N/A      N/A     N/A      -8.23%
--------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund --
 Class IA                                          5/1/1996     -24.95%      N/A     0.70%    N/A       5.68%
--------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New Discovery
 Series -- Initial Class                           5/1/1998     -31.63%      N/A      N/A     N/A       2.61%
--------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Total Return
 Series -- Initial Class                           1/3/1995      -5.17%      N/A     5.01%    N/A      10.72%
--------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund -- Class 2          11/8/1996     -11.81%      N/A     3.98%    N/A       6.60%
--------------------------------------------------------------------------------------------------------------



(1) Closed to new and subsequent premium payments and transfers of Account
    Value.

 INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------
TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT VL I

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company ("the Company"), Separate Account VL I comprising the American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds Global Small Capitalization Fund, Fidelity VIP Asset Manager Portfolio, Fidelity VIP Equity-Income Fund, Fidelity VIP Overseas Portfolio, Hartford Advisers HLS Fund, Inc., Hartford Bond HLS Bond Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth and Income HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Growth and Income Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, and the Putnam VT Voyager Fund, as of December 31, 2002, and the related statements of operations and statements of changes in net assets for the year then ended. These financial statements are the responsibility of the Company"s management. Our responsibility is to express an opinion on these financial statements based on our audit. The statements of changes in net assets and financial highlights included in footnote 6, both for the year ended December 31, 2001 were audited by other auditors whose report, dated February 22, 2002, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2002 by correspondence with investment companies; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Hartford Life and Annuity Insurance Company, Separate Account VL I as of December 31, 2002, the results of their operations, and the changes in their net assets for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Hartford, Connecticut
February 21, 2003

_____________________________________ SA-1 _____________________________________

COPY -- THIS REPORT HAS NOT BEEN RE-ISSUED BY ARTHUR ANDERSEN LLP

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT VL I AND TO THE OWNERS
OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account VL I (Hartford Bond HLS Fund, Hartford Stock HLS Fund, Hartford Money Market HLS Fund, Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Growth and Income HLS Fund, Hartford Global Advisers HLS Fund, Hartford Small Company HLS Fund, Hartford MidCap HLS Fund, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP II Asset Manager Portfolio, Putnam VT Asia Pacific Growth Fund, Putnam VT Diversified Income Fund, The George Putnam Fund of Boston, Putnam VT Global Asset Allocation Fund, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, Putnam VT Voyager Fund, American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth-Income Fund, American Funds Growth Fund, Hartford Global Leaders HLS Fund and Hartford Global Technology HLS Fund sub-accounts) (collectively, the Account), as of
December 31, 2001, and the related statements of operations for the periods presented in the year then ended and the statements of changes in net assets for the periods presented in the three years then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of their operations and the changes in their net assets for the periods presented in conformity with accounting principles generally accepted in the United States.

Arthur Andersen LLP
Hartford, Connecticut
February 22, 2002

_____________________________________ SA-2 _____________________________________

                      (This page intentionally left blank)

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

                           AMERICAN FUNDS                  AMERICAN FUNDS
                           GLOBAL GROWTH   AMERICAN FUNDS  GROWTH-INCOME
                                FUND        GROWTH FUND         FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  --------------
ASSETS
  Investments
    Number of Shares.....       402,407         647,481       1,116,462
                             ==========     ===========     ===========
    Cost.................    $5,139,060     $26,344,491     $32,871,265
                             ==========     ===========     ===========
    Market Value.........    $4,555,244     $21,554,646     $28,492,100
  Due from Hartford Life
   and Annuity Insurance
   Company...............         5,218          57,506         118,428
  Receivable from fund
   shares sold...........       --              --              --
  Other assets...........       --                   54             113
                             ----------     -----------     -----------
  Total Assets...........     4,560,462      21,612,206      28,610,641
                             ----------     -----------     -----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --              --              --
  Payable for fund shares
   purchased.............         5,218          57,506         118,428
  Other liabilities......            13         --              --
                             ----------     -----------     -----------
  Total Liabilities......         5,231          57,506         118,428
                             ----------     -----------     -----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........    $4,555,231     $21,554,700     $28,492,213
                             ==========     ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                           AMERICAN FUNDS
                            GLOBAL SMALL   FIDELITY VIP ASSET  FIDELITY VIP   FIDELITY VIP
                           CAPITALIZATION       MANAGER        EQUITY-INCOME    OVERSEAS    HARTFORD ADVISERS  HARTFORD BOND
                                FUND           PORTFOLIO           FUND        PORTFOLIO        HLS FUND         HLS FUND
                            SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  ------------------  -------------  ------------  -----------------  -------------
ASSETS
  Investments
    Number of Shares.....       238,269           350,334         1,118,848       447,697        3,374,344        3,927,918
                             ==========        ==========       ===========    ==========      ===========      ===========
    Cost.................    $2,636,259        $5,314,974       $25,774,171    $8,310,688      $86,031,256      $44,137,818
                             ==========        ==========       ===========    ==========      ===========      ===========
    Market Value.........    $2,199,219        $4,466,754       $20,318,278    $4,915,715      $66,113,250      $46,948,697
  Due from Hartford Life
   and Annuity Insurance
   Company...............        10,279               837           --              2,463           77,470          --
  Receivable from fund
   shares sold...........       --               --                  37,731       --              --                615,342
  Other assets...........       --               --                 --            --                     8          --
                             ----------        ----------       -----------    ----------      -----------      -----------
  Total Assets...........     2,209,498         4,467,591        20,356,009     4,918,178       66,190,728       47,564,039
                             ----------        ----------       -----------    ----------      -----------      -----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --               --                  37,731       --              --                615,342
  Payable for fund shares
   purchased.............        10,279               837           --              2,463           77,470          --
  Other liabilities......             7                39               220           101         --                     87
                             ----------        ----------       -----------    ----------      -----------      -----------
  Total Liabilities......        10,286               876            37,951         2,564           77,470          615,429
                             ----------        ----------       -----------    ----------      -----------      -----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........    $2,199,212        $4,466,715       $20,318,058    $4,915,614      $66,113,258      $46,948,610
                             ==========        ==========       ===========    ==========      ===========      ===========


                           HARTFORD CAPITAL
                           APPRECIATION HLS
                                 FUND
                             SUB-ACCOUNT
                           ----------------
ASSETS
  Investments
    Number of Shares.....       2,998,529
                             ============
    Cost.................    $140,232,302
                             ============
    Market Value.........    $ 95,055,575
  Due from Hartford Life
   and Annuity Insurance
   Company...............          78,488
  Receivable from fund
   shares sold...........        --
  Other assets...........        --
                             ------------
  Total Assets...........      95,134,063
                             ------------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --
  Payable for fund shares
   purchased.............          78,488
  Other liabilities......             430
                             ------------
  Total Liabilities......          78,918
                             ------------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........    $ 95,055,145
                             ============

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                           HARTFORD DIVIDEND  HARTFORD GLOBAL  HARTFORD GLOBAL
                            AND GROWTH HLS     ADVISERS HLS      LEADERS HLS
                                 FUND              FUND             FUND
                              SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           -----------------  ---------------  ---------------
ASSETS
  Investments
    Number of Shares.....       2,731,454          226,421          151,081
                              ===========       ==========       ==========
    Cost.................     $52,968,986       $2,468,124       $2,075,665
                              ===========       ==========       ==========
    Market Value.........     $41,219,803       $2,073,094       $1,737,437
  Due from Hartford Life
   and Annuity Insurance
   Company...............          29,966               51            1,562
  Receivable from fund
   shares sold...........        --                --               --
  Other assets...........        --                      7          --
                              -----------       ----------       ----------
  Total Assets...........      41,249,769        2,073,152        1,738,999
                              -----------       ----------       ----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --                --               --
  Payable for fund shares
   purchased.............          29,966               51            1,562
  Other liabilities......             508          --                    14
                              -----------       ----------       ----------
  Total Liabilities......          30,474               51            1,576
                              -----------       ----------       ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........     $41,219,295       $2,073,101       $1,737,423
                              ===========       ==========       ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                                                                               HARTFORD
                           HARTFORD GLOBAL  HARTFORD GROWTH                  INTERNATIONAL
                           TECHNOLOGY HLS   AND INCOME HLS   HARTFORD INDEX  OPPORTUNITIES  HARTFORD MIDCAP  HARTFORD MONEY
                                FUND             FUND           HLS FUND       HLS FUND        HLS FUND      MARKET HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ---------------  --------------  -------------  ---------------  ---------------
ASSETS
  Investments
    Number of Shares.....       414,636         1,013,111       1,910,758       2,002,054       2,115,613      109,465,126
                             ==========       ===========     ===========     ===========     ===========     ============
    Cost.................    $1,898,690       $12,621,618     $63,364,308     $25,457,289     $44,924,801     $109,465,126
                             ==========       ===========     ===========     ===========     ===========     ============
    Market Value.........    $1,252,163       $ 8,913,504     $44,821,169     $15,335,679     $37,941,652     $109,465,126
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --                  5,654         759,565          20,784          48,123          731,000
  Receivable from fund
   shares sold...........         1,102          --               --              --             --               --
  Other assets...........       --                     22         --              --             --                 10,200
                             ----------       -----------     -----------     -----------     -----------     ------------
  Total Assets...........     1,253,265         8,919,180      45,580,734      15,356,463      37,989,775      110,206,326
                             ----------       -----------     -----------     -----------     -----------     ------------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............         1,102          --               --              --             --               --
  Payable for fund shares
   purchased.............       --                  5,654         759,565          20,784          48,123          731,000
  Other liabilities......             4          --                   751              82             158         --
                             ----------       -----------     -----------     -----------     -----------     ------------
  Total Liabilities......         1,106             5,654         760,316          20,866          48,281          731,000
                             ----------       -----------     -----------     -----------     -----------     ------------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........    $1,252,159       $ 8,913,526     $44,820,418     $15,335,597     $37,941,494     $109,475,326
                             ==========       ===========     ===========     ===========     ===========     ============

                              HARTFORD
                              MORTGAGE
                           SECURITIES HLS
                                FUND
                            SUB-ACCOUNT
                           --------------
ASSETS
  Investments
    Number of Shares.....       875,199
                            ===========
    Cost.................   $10,185,630
                            ===========
    Market Value.........   $10,511,394
  Due from Hartford Life
   and Annuity Insurance
   Company...............         3,369
  Receivable from fund
   shares sold...........       --
  Other assets...........       --
                            -----------
  Total Assets...........    10,514,763
                            -----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --
  Payable for fund shares
   purchased.............         3,370
  Other liabilities......       --
                            -----------
  Total Liabilities......         3,370
                            -----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........   $10,511,393
                            ===========

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                           HARTFORD SMALL                   PUTNAM VT
                            COMPANY HLS    HARTFORD STOCK  DIVERSIFIED
                                FUND          HLS FUND     INCOME FUND
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  --------------  -----------
ASSETS
  Investments
    Number of Shares.....     1,966,196        2,020,021      763,314
                            ===========     ============   ==========
    Cost.................   $30,081,930     $120,241,694   $6,627,395
                            ===========     ============   ==========
    Market Value.........   $18,273,682     $ 71,633,489   $6,526,333
  Due from Hartford Life
   and Annuity Insurance
   Company...............        25,596           85,939       11,515
  Receivable from fund
   shares sold...........       --              --             --
  Other assets...........            34         --                  3
                            -----------     ------------   ----------
  Total Assets...........    18,299,312       71,719,428    6,537,851
                            -----------     ------------   ----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --              --             --
  Payable for fund shares
   purchased.............        25,596           85,939       11,515
  Other liabilities......       --                   136       --
                            -----------     ------------   ----------
  Total Liabilities......        25,596           86,075       11,515
                            -----------     ------------   ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........   $18,273,716     $ 71,633,353   $6,526,336
                            ===========     ============   ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                              PUTNAM VT        PUTNAM VT      PUTNAM VT       PUTNAM VT
                            GLOBAL ASSET     GLOBAL EQUITY    GROWTH AND   HEALTH SCIENCES  PUTNAM VT HIGH   PUTNAM VT
                           ALLOCATION FUND       FUND        INCOME FUND        FUND          YIELD FUND    INCOME FUND
                             SUB-ACCOUNT    SUB-ACCOUNT (1)  SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  ---------------  ------------  ---------------  --------------  ------------
ASSETS
  Investments
    Number of Shares.....       184,332         1,020,894      1,552,271        722,497        1,085,126        780,548
                             ==========       ===========    ===========     ==========      ===========    ===========
    Cost.................    $3,203,452       $18,711,980    $40,166,629     $8,696,822      $10,385,455    $ 9,908,562
                             ==========       ===========    ===========     ==========      ===========    ===========
    Market Value.........    $2,121,663       $ 7,401,485    $29,105,074     $6,769,792      $ 7,671,841    $10,108,098
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --               --              --                 820            9,659          3,136
  Receivable from fund
   shares sold...........       --                  5,040         71,660        --               --             --
  Other assets...........       --               --              --                 380          --                   7
                             ----------       -----------    -----------     ----------      -----------    -----------
  Total Assets...........     2,121,663         7,406,525     29,176,734      6,770,992        7,681,500     10,111,241
                             ----------       -----------    -----------     ----------      -----------    -----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --                  5,040         71,551        --               --             --
  Payable for fund shares
   purchased.............       --               --              --                 820            9,659          3,136
  Other liabilities......             2               164          1,207        --                    14        --
                             ----------       -----------    -----------     ----------      -----------    -----------
  Total Liabilities......             2             5,204         72,758            820            9,673          3,136
                             ----------       -----------    -----------     ----------      -----------    -----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........    $2,121,661       $ 7,401,321    $29,103,976     $6,770,172      $ 7,671,827    $10,108,105
                             ==========       ===========    ===========     ==========      ===========    ===========

                             PUTNAM VT
                           INTERNATIONAL
                            GROWTH AND
                            INCOME FUND
                            SUB-ACCOUNT
                           -------------
ASSETS
  Investments
    Number of Shares.....       492,398
                             ==========
    Cost.................    $5,916,621
                             ==========
    Market Value.........    $4,121,373
  Due from Hartford Life
   and Annuity Insurance
   Company...............         4,754
  Receivable from fund
   shares sold...........       --
  Other assets...........       --
                             ----------
  Total Assets...........     4,126,127
                             ----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --
  Payable for fund shares
   purchased.............         4,754
  Other liabilities......             6
                             ----------
  Total Liabilities......         4,760
                             ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........    $4,121,367
                             ==========

(1) Formerly Putnam VT Global Growth Fund Sub-Account. Change effective October 15, 2002.

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                              PUTNAM VT
                             PUTNAM VT    INTERNATIONAL NEW                   PUTNAM VT
                           INTERNATIONAL    OPPORTUNITIES      PUTNAM VT     MONEY MARKET
                            GROWTH FUND         FUND         INVESTORS FUND      FUND
                            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -----------------  --------------  ------------
ASSETS
  Investments
    Number of Shares.....     1,873,261         334,279           880,056      4,572,090
                            ===========      ==========       ===========     ==========
    Cost.................   $27,892,611      $5,857,662       $10,914,754     $4,572,090
                            ===========      ==========       ===========     ==========
    Market Value.........   $19,013,599      $2,811,286       $ 6,230,797     $4,572,090
  Due from Hartford Life
   and Annuity Insurance
   Company...............        35,999        --                 --             --
  Receivable from fund
   shares sold...........       --               31,904             1,988            173
  Other assets...........       --                  542           --                 524
                            -----------      ----------       -----------     ----------
  Total Assets...........    19,049,598       2,843,732         6,232,785      4,572,787
                            -----------      ----------       -----------     ----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --               31,904             1,986            173
  Payable for fund shares
   purchased.............        35,811        --                 --             --
  Other liabilities......         6,006        --                     278        --
                            -----------      ----------       -----------     ----------
  Total Liabilities......        41,817          31,904             2,264            173
                            -----------      ----------       -----------     ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........   $19,007,781      $2,811,828       $ 6,230,521     $4,572,614
                            ===========      ==========       ===========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                           PUTNAM VT NEW                 PUTNAM VT OTC  PUTNAM VT THE      PUTNAM VT
                           OPPORTUNITIES  PUTNAM VT NEW   & EMERGING    GEORGE PUTNAM   UTILITIES GROWTH   PUTNAM VT    PUTNAM VT
                               FUND        VALUE FUND     GROWTH FUND   FUND OF BOSTON  AND INCOME FUND   VISTA FUND   VOYAGER FUND
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  -------------  -------------  --------------  ----------------  -----------  ------------
ASSETS
  Investments
    Number of Shares.....     1,208,052       717,739       1,060,230        568,975          354,011        495,830     1,486,830
                            ===========    ==========     ===========     ==========       ==========     ==========   ===========
    Cost.................   $34,108,245    $9,305,842     $13,370,986     $5,870,481       $5,554,200     $9,016,336   $64,253,747
                            ===========    ==========     ===========     ==========       ==========     ==========   ===========
    Market Value.........   $14,037,567    $7,880,773     $ 4,336,340     $5,450,782       $3,387,890     $3,931,929   $31,223,431
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --             46,149           3,176            433         --               --           --
  Receivable from fund
   shares sold...........         9,788       --              --             --                 7,833            917        29,420
  Other assets...........       --                 53         --             --              --               --           --
                            -----------    ----------     -----------     ----------       ----------     ----------   -----------
  Total Assets...........    14,047,355     7,926,975       4,339,516      5,451,215        3,395,723      3,932,846    31,252,851
                            -----------    ----------     -----------     ----------       ----------     ----------   -----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............         9,788       --              --             --                 7,833            917        29,411
  Payable for fund shares
   purchased.............       --             46,149           3,176            433         --               --           --
  Other liabilities......        10,544       --                3,185        --                   607            667           685
                            -----------    ----------     -----------     ----------       ----------     ----------   -----------
  Total Liabilities......        20,332        46,149           6,361            433            8,440          1,584        30,096
                            -----------    ----------     -----------     ----------       ----------     ----------   -----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........   $14,027,023    $7,880,826     $ 4,333,155     $5,450,782       $3,387,283     $3,931,262   $31,222,755
                            ===========    ==========     ===========     ==========       ==========     ==========   ===========

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                       UNITS OWNED
                                     BY PARTICIPANTS  UNIT PRICE#  CONTRACT LIABILITY
                                     ---------------  -----------  ------------------
American Funds Global Growth
 Fund..............................       6,423,272   $ 0.709176      $  4,555,231
American Funds Growth Fund.........      36,019,291     0.598421        21,554,700
American Funds Growth-Income
 Fund..............................      34,787,201     0.819043        28,492,213
American Funds Small Capitalization
 Fund..............................       3,121,814     0.704466         2,199,212
Fidelity VIP Asset Manager
 Portfolio.........................       2,729,809     1.636274         4,466,715
Fidelity VIP Equity-Income Fund....      11,396,137     1.782890        20,318,058
Fidelity VIP Overseas Portfolio....       4,433,446     1.108757         4,915,614
Hartford Advisors HLS Fund.........      30,188,385     2.190023        66,113,258
Hartford Bond HLS Fund.............      24,077,334     1.949909        46,948,610
Hartford Capital Appreciation HLS
 Fund..............................      33,134,345     2.868780        95,055,145
Hartford Dividend and Growth HLS
 Fund..............................      18,418,887     2.237882        41,219,295
Hartford Global Advisers HLS
 Fund..............................       2,096,259     0.988953         2,073,101
Hartford Global Leaders HLS Fund...       2,544,254     0.682881         1,737,423
Hartford Global Technology HLS.....       2,765,870     0.452718         1,252,159
Hartford Growth and Income HLS
 Fund..............................       9,720,630     0.916970         8,913,526
Hartford Index HLS Fund............      20,319,633     2.205769        44,820,418
Hartford International
 Opportunities HLS Fund............      11,672,134     1.313864        15,335,597
Hartford MidCap HLS Fund...........      21,838,918     1.737334        37,941,494
Hartford Money Market HLS Fund.....      71,570,885     1.529607       109,475,326
Hartford Mortgage Securities HLS
 Fund..............................       5,607,730     1.874447        10,511,393
Hartford Small Company HLS Fund....      19,850,587     0.920563        18,273,716
Hartford Stock HLS Fund............      30,837,526     2.322928        71,633,353
Putnam VT Diversified Income
 Fund..............................         454,850    14.348324         6,526,336
Putnam VT Global Asset Allocation
 Fund..............................         119,463    17.760045         2,121,661
Putnam VT Global Equity Fund.......         493,893    14.985684         7,401,321
Putnam VT Growth and Income Fund...       1,362,763    21.356598        29,103,976
Putnam VT Health Sciences Fund.....         701,636     9.649126         6,770,172
Putnam VT High Yield Fund..........         491,602    15.605782         7,671,827
Putnam VT Income Fund..............         559,093    18.079459        10,108,105
Putnam VT International Growth and
 Income Fund.......................         487,886     8.447396         4,121,367
Putnam VT International Growth
 Fund..............................             313     8.522016             2,667
Putnam VT International Growth
 Fund..............................       2,040,087     9.315833        19,005,114
Putnam VT International New
 Opportunities Fund................         373,760     7.523083         2,811,828
Putnam VT Investors Fund...........         912,502     6.827953         6,230,521
Putnam VT Money Market Fund........       3,007,885     1.520209         4,572,614
Putnam VT New Opportunities Fund...       1,009,721    13.891974        14,027,023
Putnam VT New Value Fund...........         690,151    11.418982         7,880,826
Putnam VT OTC & Emerging Growth
 Fund..............................         980,487     4.419389         4,333,155
Putnam VT The George Putnam Fund of
 Boston............................         510,091    10.685893         5,450,782
Putnam VT Utilities Growth and
 Income Fund.......................         225,854    14.997690         3,387,283
Putnam VT Vista Fund...............         544,137     7.224769         3,931,262
Putnam VT Voyager Fund.............       1,429,244    21.845647        31,222,755
                                                                      ------------
GRAND TOTAL........................                                   $834,486,152
                                                                      ============

  #  Rounded unit price.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                      [This page intentionally left blank]

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002

                           AMERICAN FUNDS  AMERICAN FUNDS  AMERICAN FUNDS
                           GLOBAL GROWTH       GROWTH      GROWTH-INCOME
                                FUND            FUND            FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  --------------
INVESTMENT INCOME:
  Dividends..............    $  25,672      $     6,906     $   289,163
                             ---------      -----------     -----------
CAPITAL GAINS INCOME
 (LOSS)..................      --               --              --
                             ---------      -----------     -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions .........         (193)          (2,014)          4,971
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (453,974)      (4,071,213)     (4,190,957)
                             ---------      -----------     -----------
    Net gain (loss) on
     investments.........     (454,167)      (4,073,227)     (4,185,986)
                             ---------      -----------     -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(428,495)     $(4,066,321)    $(3,896,823)
                             =========      ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                           AMERICAN FUNDS
                            GLOBAL SMALL   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP
                           CAPITALIZATION  ASSET MANAGER  EQUITY-INCOME    OVERSEAS    HARTFORD ADVISERS  HARTFORD BOND
                                FUND         PORTFOLIO        FUND        PORTFOLIO        HLS FUND         HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  -------------  -------------  ------------  -----------------  -------------
INVESTMENT INCOME:
  Dividends..............    $  11,823       $ 133,886     $   314,928   $    37,404      $ 1,948,662      $1,227,166
                             ---------       ---------     -----------   -----------      -----------      ----------
CAPITAL GAINS INCOME
 (LOSS)..................      --              --              428,652       --              --               358,545
                             ---------       ---------     -----------   -----------      -----------      ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions .........         (105)         (7,488)         (6,688)      162,626            4,988          (6,464)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (412,220)       (461,635)     (4,365,043)   (1,171,342)     (11,228,523)      1,995,598
                             ---------       ---------     -----------   -----------      -----------      ----------
    Net gain (loss) on
     investments.........     (412,325)       (469,123)     (4,371,731)   (1,008,716)     (11,223,535)      1,989,134
                             ---------       ---------     -----------   -----------      -----------      ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(400,502)      $(335,237)    $(3,628,151)  $  (971,312)     $(9,274,873)     $3,574,845
                             =========       =========     ===========   ===========      ===========      ==========


                           HARTFORD CAPITAL
                             APPRECIATION
                               HLS FUND
                             SUB-ACCOUNT
                           ----------------
INVESTMENT INCOME:
  Dividends..............    $    634,895
                             ------------
CAPITAL GAINS INCOME
 (LOSS)..................        --
                             ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions .........          (7,339)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (20,407,616)
                             ------------
    Net gain (loss) on
     investments.........     (20,414,955)
                             ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(19,780,060)
                             ============

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                             HARTFORD     HARTFORD     HARTFORD
                           DIVIDEND AND    GLOBAL       GLOBAL
                              GROWTH      ADVISERS      LEADERS
                             HLS FUND     HLS FUND     HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           ------------  -----------  -----------
INVESTMENT INCOME:
  Dividends..............  $   643,579    $     885    $  16,924
                           -----------    ---------    ---------
CAPITAL GAINS INCOME
 (LOSS)..................    1,963,934        1,197       --
                           -----------    ---------    ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions .........      (18,651)       3,111       (8,386)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (8,592,165)    (169,038)    (337,768)
                           -----------    ---------    ---------
    Net gain (loss) on
     investments.........   (8,610,816)    (165,927)    (346,154)
                           -----------    ---------    ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $(6,003,303)   $(163,845)   $(329,230)
                           ===========    =========    =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                            HARTFORD     HARTFORD                    HARTFORD                                 HARTFORD
                             GLOBAL     GROWTH AND     HARTFORD    INTERNATIONAL   HARTFORD      HARTFORD     MORTGAGE
                           TECHNOLOGY     INCOME        INDEX      OPPORTUNITIES    MIDCAP     MONEY MARKET  SECURITIES
                            HLS FUND     HLS FUND      HLS FUND      HLS FUND      HLS FUND      HLS FUND     HLS FUND
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -----------  ------------  -------------  -----------  ------------  -----------
INVESTMENT INCOME:
  Dividends..............   $  --       $    34,894  $    545,292   $   326,098   $    41,293   $1,424,374    $201,737
                            ---------   -----------  ------------   -----------   -----------   ----------    --------
CAPITAL GAINS INCOME
 (LOSS)..................      --           --          1,619,317       --            --             7,036      --
                            ---------   -----------  ------------   -----------   -----------   ----------    --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions .........     (56,704)       (3,793)       32,564       215,248         4,604      --          (15,992)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (612,693)   (2,539,367)  (13,311,500)   (3,351,509)   (5,366,922)     --          269,479
                            ---------   -----------  ------------   -----------   -----------   ----------    --------
    Net gain (loss) on
     investments.........    (669,397)   (2,543,160)  (13,278,936)   (3,136,261)   (5,362,318)     --          253,487
                            ---------   -----------  ------------   -----------   -----------   ----------    --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(669,397)  $(2,508,266) $(11,114,327)  $(2,810,163)  $(5,321,025)  $1,431,410    $455,224
                            =========   ===========  ============   ===========   ===========   ==========    ========

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                             HARTFORD       HARTFORD     PUTNAM VT
                           SMALL COMPANY     STOCK      DIVERSIFIED
                             HLS FUND       HLS FUND    INCOME FUND
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  ------------  -----------
INVESTMENT INCOME:
  Dividends..............   $   --        $    815,940   $191,903
                            -----------   ------------   --------
CAPITAL GAINS INCOME
 (LOSS)..................       --             --          --
                            -----------   ------------   --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions .........      (106,340)       (72,531)   (54,016)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (6,611,753)   (22,740,435)    66,508
                            -----------   ------------   --------
    Net gain (loss) on
     investments.........    (6,718,093)   (22,812,966)    12,492
                            -----------   ------------   --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(6,718,093)  $(21,997,026)  $204,395
                            ===========   ============   ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                            PUTNAM VT                                                                                PUTNAM VT
                           GLOBAL ASSET     PUTNAM VT      PUTNAM VT       PUTNAM VT      PUTNAM VT    PUTNAM VT   INTERNATIONAL
                            ALLOCATION    GLOBAL EQUITY    GROWTH AND   HEALTH SCIENCES  HIGH YIELD     INCOME      GROWTH AND
                               FUND           FUND        INCOME FUND        FUND           FUND         FUND       INCOME FUND
                           SUB-ACCOUNT   SUB-ACCOUNT (1)  SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  ---------------  ------------  ---------------  -----------  -----------  -------------
INVESTMENT INCOME:
  Dividends..............   $  56,411      $    27,795    $   797,883     $     5,103     $ 821,856    $304,153      $  26,738
                            ---------      -----------    -----------     -----------     ---------    --------      ---------
CAPITAL GAINS INCOME
 (LOSS)..................      --             --              --             --              --          --            --
                            ---------      -----------    -----------     -----------     ---------    --------      ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions .........     (74,276)        (187,840)      (204,732)        (61,382)      (14,088)      5,636        (19,402)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (350,901)      (2,081,687)    (7,461,373)     (1,704,488)     (801,851)    282,183       (614,400)
                            ---------      -----------    -----------     -----------     ---------    --------      ---------
    Net gain (loss) on
     investments.........    (425,177)      (2,269,527)    (7,666,105)     (1,765,870)     (815,939)    287,819       (633,802)
                            ---------      -----------    -----------     -----------     ---------    --------      ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(368,766)     $(2,241,732)   $(6,868,222)    $(1,760,767)    $   5,917    $591,972      $(607,064)
                            =========      ===========    ===========     ===========     =========    ========      =========

(1) Formerly Putnam VT Global Growth Fund Sub-Account. Change effective October 15, 2002.

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                PUTNAM VT                       PUTNAM VT
                            PUTNAM VT         INTERNATIONAL      PUTNAM VT        MONEY
                          INTERNATIONAL     NEW OPPORTUNITIES    INVESTORS       MARKET
                           GROWTH FUND            FUND              FUND          FUND
                         SUB-ACCOUNT (2)       SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                        ------------------  -----------------  --------------  -----------
INVESTMENT INCOME:
  Dividends...........     $   194,770          $  26,768       $    27,415      $57,807
                           -----------          ---------       -----------      -------
CAPITAL GAINS INCOME
 (LOSS)...............        --                 --                 --            --
                           -----------          ---------       -----------      -------
NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions.......      (1,339,409)            (2,960)          (21,165)      --
  Net unrealized
   appreciation
   (depreciation) of
   investments during
   the period.........      (2,024,800)          (460,292)       (1,817,402)      --
                           -----------          ---------       -----------      -------
    Net gain (loss) on
     investments......      (3,364,209)          (463,252)       (1,838,567)      --
                           -----------          ---------       -----------      -------
    Net increase
     (decrease) in net
     assets resulting
     from
     operations.......     $(3,169,439)         $(436,484)      $(1,811,152)     $57,807
                           ===========          =========       ===========      =======

(2) Effective October 15, 2002, Putnam VT Asia Growth Fund Sub-Account merged with Putnam VT International Growth Fund Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                                                              PUTNAM VT    PUTNAM VT
                            PUTNAM VT        PUTNAM VT        PUTNAM VT      THE GEORGE    UTILITIES    PUTNAM VT     PUTNAM VT
                        NEW OPPORTUNITIES    NEW VALUE     OTC & EMERGING    PUTNAM FUND  GROWTH AND      VISTA        VOYAGER
                              FUND             FUND          GROWTH FUND      OF BOSTON   INCOME FUND     FUND          FUND
                           SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                        -----------------  -------------  -----------------  -----------  -----------  -----------  -------------
INVESTMENT INCOME:
  Dividends...........     $  --            $   321,538      $  --            $ 103,573   $   130,385  $   --       $     319,960
                           -----------      -----------      -----------      ---------   -----------  -----------  -------------
CAPITAL GAINS INCOME
 (LOSS)...............        --                --              --               --           --           --            --
                           -----------      -----------      -----------      ---------   -----------  -----------  -------------
NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions.......        (232,952)        (128,921)         (67,317)        (1,599)       (9,976)    (313,250)      (598,794)
  Net unrealized
   appreciation
   (depreciation) of
   investments during
   the period.........      (6,035,256)      (1,727,314)      (1,841,568)      (489,811)   (1,091,774)  (1,647,616)   (11,167,154)
                           -----------      -----------      -----------      ---------   -----------  -----------  -------------
    Net gain (loss) on
     investments......      (6,268,208)      (1,856,235)      (1,908,885)      (491,410)   (1,101,750)  (1,960,866)   (11,765,948)
                           -----------      -----------      -----------      ---------   -----------  -----------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from
     operations.......     $(6,268,208)     $(1,534,697)     $(1,908,885)     $(387,837)  $  (971,365) $(1,960,866) $ (11,445,988)
                           ===========      ===========      ===========      =========   ===========  ===========  =============

(2) Effective October 15, 2002, Putnam VT Asia Growth Fund Sub-Account merged with Putnam VT International Growth Fund Sub-Account.

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002

                             AMERICAN                    AMERICAN FUNDS
                           FUNDS GLOBAL  AMERICAN FUNDS  GROWTH-INCOME
                           GROWTH FUND    GROWTH FUND         FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  --------------  --------------
OPERATIONS:
  Net investment income
   (loss)................   $   25,672    $     6,906     $   289,163
  Capital gains income...      --             --              --
  Net realized gain
   (loss) on security
   transactions..........         (193)        (2,014)          4,971
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (453,974)    (4,071,213)     (4,190,957)
                            ----------    -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (428,495)    (4,066,321)     (3,896,823)
                            ----------    -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............    1,060,977      6,004,143       6,978,530
  Net transfers..........    2,512,479     13,562,559      18,598,504
  Surrenders for benefit
   payments and fees.....      (46,126)      (368,581)       (354,099)
  Net loan activity......       (4,917)      (103,834)       (162,445)
  Cost of insurance......     (511,657)    (2,668,698)     (3,211,164)
                            ----------    -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    3,010,756     16,425,589      21,849,326
                            ----------    -----------     -----------
  Net increase (decrease)
   in net assets.........    2,582,261     12,359,268      17,952,503
NET ASSETS:
  Beginning of period....    1,972,970      9,195,432      10,539,710
                            ----------    -----------     -----------
  End of period..........   $4,555,231    $21,554,700     $28,492,213
                            ==========    ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                           AMERICAN FUNDS
                            GLOBAL SMALL   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP
                           CAPITALIZATION  ASSET MANAGER  EQUITY-INCOME    OVERSEAS    HARTFORD ADVISERS  HARTFORD BOND
                                FUND         PORTFOLIO        FUND        PORTFOLIO        HLS FUND         HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  -------------  -------------  ------------  -----------------  -------------
OPERATIONS:
  Net investment income
   (loss)................    $   11,823     $  133,886     $   314,928    $   37,404      $ 1,948,662      $ 1,227,166
  Capital gains income...       --             --              428,652       --              --                358,545
  Net realized gain
   (loss) on security
   transactions..........          (105)        (7,488)         (6,688)      162,626            4,988           (6,464)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (412,220)      (461,635)     (4,365,043)   (1,171,342)     (11,228,523)       1,995,598
                             ----------     ----------     -----------    ----------      -----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (400,502)      (335,237)     (3,628,151)     (971,312)      (9,274,873)       3,574,845
                             ----------     ----------     -----------    ----------      -----------      -----------
UNIT TRANSACTIONS:
  Purchases..............       567,977        940,920       4,204,551     1,310,854       16,686,139        7,742,116
  Net transfers..........     1,489,157      1,060,007       4,073,066       318,599       13,342,176       21,940,692
  Surrenders for benefit
   payments and fees.....        (4,742)      (164,873)       (989,843)     (229,902)      (2,493,005)      (1,313,059)
  Net loan activity......        (6,507)       (89,686)       (613,912)     (124,921)        (609,568)      (1,083,577)
  Cost of insurance......      (260,233)      (482,899)     (2,250,245)     (493,323)      (9,118,485)      (4,205,453)
                             ----------     ----------     -----------    ----------      -----------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,785,652      1,263,469       4,423,617       781,307       17,807,257       23,080,719
                             ----------     ----------     -----------    ----------      -----------      -----------
  Net increase (decrease)
   in net assets.........     1,385,150        928,232         795,466      (190,005)       8,532,384       26,655,564
NET ASSETS:
  Beginning of period....       814,062      3,538,483      19,522,592     5,105,619       57,580,874       20,293,046
                             ----------     ----------     -----------    ----------      -----------      -----------
  End of period..........    $2,199,212     $4,466,715     $20,318,058    $4,915,614      $66,113,258      $46,948,610
                             ==========     ==========     ===========    ==========      ===========      ===========


                           HARTFORD CAPITAL
                             APPRECIATION
                               HLS FUND
                             SUB-ACCOUNT
                           ----------------
OPERATIONS:
  Net investment income
   (loss)................    $    634,895
  Capital gains income...        --
  Net realized gain
   (loss) on security
   transactions..........          (7,339)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (20,407,616)
                             ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (19,780,060)
                             ------------
UNIT TRANSACTIONS:
  Purchases..............      21,921,531
  Net transfers..........      16,864,606
  Surrenders for benefit
   payments and fees.....      (4,792,958)
  Net loan activity......      (1,414,471)
  Cost of insurance......     (11,636,751)
                             ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      20,941,957
                             ------------
  Net increase (decrease)
   in net assets.........       1,161,897
NET ASSETS:
  Beginning of period....      93,893,248
                             ------------
  End of period..........    $ 95,055,145
                             ============

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                             HARTFORD     HARTFORD     HARTFORD
                           DIVIDEND AND    GLOBAL       GLOBAL
                              GROWTH      ADVISERS      LEADERS
                             HLS FUND     HLS FUND     HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           ------------  -----------  -----------
OPERATIONS:
  Net investment income
   (loss)................  $   643,579   $      885   $   16,924
  Capital gains income...    1,963,934        1,197       --
  Net realized gain
   (loss) on security
   transactions..........      (18,651)       3,111       (8,386)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (8,592,165)    (169,038)    (337,768)
                           -----------   ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (6,003,303)    (163,845)    (329,230)
                           -----------   ----------   ----------
UNIT TRANSACTIONS:
  Purchases..............    9,407,300      483,501      519,986
  Net transfers..........    6,695,293      443,350      841,369
  Surrenders for benefit
   payments and fees.....   (2,656,609)     (43,450)     (29,875)
  Net loan activity......     (576,652)      (6,281)     (14,672)
  Cost of insurance......   (4,728,006)    (269,402)    (233,926)
                           -----------   ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    8,141,326      607,718    1,082,882
                           -----------   ----------   ----------
  Net increase (decrease)
   in net assets.........    2,138,023      443,873      753,652
NET ASSETS:
  Beginning of period....   39,081,272    1,629,228      983,771
                           -----------   ----------   ----------
  End of period..........  $41,219,295   $2,073,101   $1,737,423
                           ===========   ==========   ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                            HARTFORD     HARTFORD                   HARTFORD                                  HARTFORD
                             GLOBAL     GROWTH AND    HARTFORD    INTERNATIONAL   HARTFORD      HARTFORD      MORTGAGE
                           TECHNOLOGY     INCOME        INDEX     OPPORTUNITIES    MIDCAP     MONEY MARKET   SECURITIES
                            HLS FUND     HLS FUND     HLS FUND      HLS FUND      HLS FUND      HLS FUND      HLS FUND
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -----------  -----------  -------------  -----------  -------------  -----------
OPERATIONS:
  Net investment income
   (loss)................  $   --       $    34,894  $   545,292   $   326,098   $    41,293  $   1,424,374  $   201,737
  Capital gains income...      --           --         1,619,317       --            --               7,036      --
  Net realized gain
   (loss) on security
   transactions..........     (56,704)       (3,793)      32,564       215,248         4,604       --            (15,992)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (612,693)   (2,539,367) (13,311,500)   (3,351,509)   (5,366,922)      --            269,479
                           ----------   -----------  -----------   -----------   -----------  -------------  -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (669,397)   (2,508,266) (11,114,327)   (2,810,163)   (5,321,025)     1,431,410      455,224
                           ----------   -----------  -----------   -----------   -----------  -------------  -----------
UNIT TRANSACTIONS:
  Purchases..............     171,201     2,592,521   13,659,593     4,013,006     8,484,144    205,979,606    1,374,702
  Net transfers..........   1,285,658     1,642,169    8,710,082       258,099    10,921,178   (161,673,552)   8,972,560
  Surrenders for benefit
   payments and fees.....     (40,421)     (121,092)  (2,051,748)   (1,105,995)   (1,179,265)   (12,956,171)    (285,034)
  Net loan activity......     (54,790)      (40,650)    (557,902)     (277,921)     (724,320)    (5,184,636)  (1,668,086)
  Cost of insurance......    (159,269)   (1,337,358)  (6,474,000)   (1,733,942)   (4,783,748)   (17,248,391)    (793,257)
                           ----------   -----------  -----------   -----------   -----------  -------------  -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   1,202,379     2,735,590   13,286,025     1,153,247    12,717,989      8,916,856    7,600,885
                           ----------   -----------  -----------   -----------   -----------  -------------  -----------
  Net increase (decrease)
   in net assets.........     532,982       227,324    2,171,698    (1,656,916)    7,396,964     10,348,266    8,056,109
NET ASSETS:
  Beginning of period....     719,177     8,686,202   42,648,720    16,992,513    30,544,530     99,127,060    2,455,284
                           ----------   -----------  -----------   -----------   -----------  -------------  -----------
  End of period..........  $1,252,159   $ 8,913,526  $44,820,418   $15,335,597   $37,941,494  $ 109,475,326  $10,511,393
                           ==========   ===========  ===========   ===========   ===========  =============  ===========

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                             HARTFORD       HARTFORD     PUTNAM VT
                           SMALL COMPANY     STOCK      DIVERSIFIED
                             HLS FUND       HLS FUND    INCOME FUND
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  ------------  -----------
OPERATIONS:
  Net investment income
   (loss)................   $   --        $    815,940  $  191,903
  Capital gains income...       --             --           --
  Net realized gain
   (loss) on security
   transactions..........      (106,340)       (72,531)    (54,016)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (6,611,753)   (22,740,435)     66,508
                            -----------   ------------  ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (6,718,093)   (21,997,026)    204,395
                            -----------   ------------  ----------
UNIT TRANSACTIONS:
  Purchases..............     4,542,121     19,944,901   1,062,895
  Net transfers..........     3,886,345      3,941,413   4,167,105
  Surrenders for benefit
   payments and fees.....      (547,804)    (5,425,430)   (266,386)
  Net loan activity......      (600,123)      (797,399)   (101,754)
  Cost of insurance......    (2,150,092)   (10,004,932)   (596,245)
                            -----------   ------------  ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     5,130,447      7,658,553   4,265,615
                            -----------   ------------  ----------
  Net increase (decrease)
   in net assets.........    (1,587,646)   (14,338,473)  4,470,010
NET ASSETS:
  Beginning of period....    19,861,362     85,971,826   2,056,326
                            -----------   ------------  ----------
  End of period..........   $18,273,716   $ 71,633,353  $6,526,336
                            ===========   ============  ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                            PUTNAM VT                                                                                PUTNAM VT
                           GLOBAL ASSET     PUTNAM VT      PUTNAM VT       PUTNAM VT      PUTNAM VT    PUTNAM VT   INTERNATIONAL
                            ALLOCATION    GLOBAL EQUITY    GROWTH AND   HEALTH SCIENCES  HIGH YIELD     INCOME      GROWTH AND
                               FUND           FUND        INCOME FUND        FUND           FUND         FUND       INCOME FUND
                           SUB-ACCOUNT   SUB-ACCOUNT (1)  SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  ---------------  ------------  ---------------  -----------  -----------  -------------
OPERATIONS:
  Net investment income
   (loss)................   $   56,411     $    27,795    $   797,883     $     5,103    $  821,856   $   304,153    $   26,738
  Capital gains income...      --             --              --             --              --           --            --
  Net realized gain
   (loss) on security
   transactions..........      (74,276)       (187,840)      (204,732)        (61,382)      (14,088)        5,636       (19,402)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (350,901)     (2,081,687)    (7,461,373)     (1,704,488)     (801,851)      282,183      (614,400)
                            ----------     -----------    -----------     -----------    ----------   -----------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (368,766)     (2,241,732)    (6,868,222)     (1,760,767)        5,917       591,972      (607,064)
                            ----------     -----------    -----------     -----------    ----------   -----------    ----------
UNIT TRANSACTIONS:
  Purchases..............      389,069       2,153,999      7,793,142       2,020,738     1,071,543     1,516,528       925,903
  Net transfers..........     (199,564)     (1,572,524)      (855,301)        445,312     1,101,320     4,165,811       695,571
  Surrenders for benefit
   payments and fees.....     (244,185)       (550,535)    (2,738,796)       (501,189)     (331,302)     (207,067)      (73,966)
  Net loan activity......      (42,456)        (90,120)      (459,913)       (142,288)      (88,473)     (860,278)      (10,833)
  Cost of insurance......     (261,079)     (1,046,775)    (4,205,303)     (1,144,129)     (686,586)     (803,266)     (571,672)
                            ----------     -----------    -----------     -----------    ----------   -----------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (358,215)     (1,105,955)      (466,171)        678,444     1,066,502     3,811,728       965,003
                            ----------     -----------    -----------     -----------    ----------   -----------    ----------
  Net increase (decrease)
   in net assets.........     (726,981)     (3,347,687)    (7,334,393)     (1,082,323)    1,072,419     4,403,700       357,939
NET ASSETS:
  Beginning of period....    2,848,642      10,749,008     36,438,369       7,852,495     6,599,408     5,704,405     3,763,428
                            ----------     -----------    -----------     -----------    ----------   -----------    ----------
  End of period..........   $2,121,661     $ 7,401,321    $29,103,976     $ 6,770,172    $7,671,827   $10,108,105    $4,121,367
                            ==========     ===========    ===========     ===========    ==========   ===========    ==========

(1) Formerly Putnam VT Global Growth Fund Sub-Account. Change effective October 15, 2002.

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                PUTNAM VT
                              PUTNAM VT       INTERNATIONAL      PUTNAM VT      PUTNAM VT
                            INTERNATIONAL   NEW OPPORTUNITIES    INVESTORS     MONEY MARKET
                             GROWTH FUND          FUND              FUND           FUND
                           SUB-ACCOUNT (2)     SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -----------------  --------------  ------------
OPERATIONS:
  Net investment income
   (loss)................    $   194,770       $   26,768       $    27,415    $    57,807
  Capital gains income...       --               --                 --             --
  Net realized gain
   (loss) on security
   transactions..........     (1,339,409)          (2,960)          (21,165)       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (2,024,800)        (460,292)       (1,817,402)       --
                             -----------       ----------       -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (3,169,439)        (436,484)       (1,811,152)        57,807
                             -----------       ----------       -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............      4,912,935          864,570         1,960,401        703,764
  Net transfers..........      1,549,370         (207,986)          245,100      1,638,946
  Surrenders for benefit
   payments and fees.....       (679,215)        (121,867)         (138,801)    (1,501,279)
  Net loan activity......       (298,783)         (17,494)          (57,155)       (39,321)
  Cost of insurance......     (2,297,001)        (493,805)         (980,463)      (496,102)
                             -----------       ----------       -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      3,187,306           23,418         1,029,082        306,008
                             -----------       ----------       -----------    -----------
  Net increase (decrease)
   in net assets.........         17,867         (413,066)         (782,070)       363,815
NET ASSETS:
  Beginning of period....     18,989,914        3,224,894         7,012,591      4,208,799
                             -----------       ----------       -----------    -----------
  End of period..........    $19,007,781       $2,811,828       $ 6,230,521    $ 4,572,614
                             ===========       ==========       ===========    ===========

(2) Effective October 15, 2002, Putnam VT Asia Pacific Growth Fund Sub-Account merged with Putnam VT International Growth Fund Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                                                                                 PUTNAM VT    PUTNAM VT
                               PUTNAM VT        PUTNAM VT        PUTNAM VT      THE GEORGE    UTILITIES    PUTNAM VT    PUTNAM VT
                           NEW OPPORTUNITIES    NEW VALUE     OTC & EMERGING    PUTNAM FUND  GROWTH AND      VISTA       VOYAGER
                                 FUND             FUND          GROWTH FUND      OF BOSTON   INCOME FUND     FUND          FUND
                              SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           -----------------  -------------  -----------------  -----------  -----------  -----------  ------------
OPERATIONS:
  Net investment income
   (loss)................    $   --            $   321,538      $  --           $  103,573   $   130,385  $   --       $    319,960
  Capital gains income...        --                --              --               --           --           --            --
  Net realized gain
   (loss) on security
   transactions..........        (232,952)        (128,921)         (67,317)        (1,599)       (9,976)    (313,250)     (598,794)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (6,035,256)      (1,727,314)      (1,841,568)      (489,811)   (1,091,774)  (1,647,616)  (11,167,154)
                             ------------      -----------      -----------     ----------   -----------  -----------  ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (6,268,208)      (1,534,697)      (1,908,885)      (387,837)     (971,365)  (1,960,866)  (11,445,988)
                             ------------      -----------      -----------     ----------   -----------  -----------  ------------
UNIT TRANSACTIONS:
  Purchases..............       5,415,893        1,992,835        1,577,574      1,026,654       834,582    1,568,048    10,567,086
  Net transfers..........      (2,018,492)       2,288,637           (7,030)     2,138,106        50,619     (545,509)   (2,386,540)
  Surrenders for benefit
   payments and fees.....        (915,976)        (288,965)        (166,177)      (103,980)     (175,077)    (368,550)   (2,023,507)
  Net loan activity......        (269,858)         (54,507)        (151,716)       (27,190)      (10,230)     (97,993)     (843,754)
  Cost of insurance......      (2,316,861)      (1,166,923)        (654,782)      (598,504)     (430,832)    (871,838)   (5,075,839)
                             ------------      -----------      -----------     ----------   -----------  -----------  ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (105,294)       2,771,077          597,869      2,435,086       269,062     (315,842)      237,446
                             ------------      -----------      -----------     ----------   -----------  -----------  ------------
  Net increase (decrease)
   in net assets.........      (6,373,502)       1,236,380       (1,311,016)     2,047,249      (702,303)  (2,276,708)  (11,208,542)
NET ASSETS:
  Beginning of period....      20,400,525        6,644,446        5,644,171      3,403,533     4,089,586    6,207,970    42,431,297
                             ------------      -----------      -----------     ----------   -----------  -----------  ------------
  End of period..........    $ 14,027,023      $ 7,880,826      $ 4,333,155     $5,450,782   $ 3,387,283  $ 3,931,262  $ 31,222,755
                             ============      ===========      ===========     ==========   ===========  ===========  ============

(2) Effective October 15, 2002, Putnam VT Asia Pacific Growth Fund Sub-Account merged with Putnam VT International Growth Fund Sub-Account.

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

                           AMERICAN FUNDS  AMERICAN FUNDS  AMERICAN FUNDS
                           GLOBAL GROWTH       GROWTH      GROWTH-INCOME
                                FUND            FUND            FUND
                           SUB-ACCOUNT**   SUB-ACCOUNT**   SUB-ACCOUNT**
                           --------------  --------------  --------------
OPERATIONS:
  Net investment
   income................    $    5,875      $   11,608     $    58,071
  Capital gains income...        72,039         663,864         325,692
  Net realized gain
   (loss) on security
   transactions..........         3,051             275          (1,813)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (129,842)       (718,632)       (188,207)
                             ----------      ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (48,877)        (42,885)        193,743
                             ----------      ----------     -----------
UNIT TRANSACTIONS:
  Purchases..............       247,607       1,139,209       1,115,010
  Net transfers..........     1,904,399       8,621,874       9,808,740
  Surrenders for benefit
   payments and fees.....        (2,197)        (72,184)         (7,316)
  Net loan activity......        (1,150)         31,847         (13,534)
  Cost of insurance......      (126,812)       (482,429)       (556,933)
                             ----------      ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     2,021,847       9,238,317      10,345,967
                             ----------      ----------     -----------
  Net increase (decrease)
   in net assets.........     1,972,970       9,195,432      10,539,710
NET ASSETS:
  Beginning of period....       --              --              --
                             ----------      ----------     -----------
  End of period..........    $1,972,970      $9,195,432     $10,539,710
                             ==========      ==========     ===========

 **  Amounts represent from inception, January 16, 2001 to December 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                           AMERICAN FUNDS
                            GLOBAL SMALL   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP
                           CAPITALIZATION  ASSET MANAGER  EQUITY-INCOME    OVERSEAS    HARTFORD ADVISERS  HARTFORD BOND
                                FUND         PORTFOLIO        FUND        PORTFOLIO        HLS FUND         HLS FUND
                           SUB-ACCOUNT**    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  -------------  -------------  ------------  -----------------  -------------
OPERATIONS:
  Net investment
   income................     $  2,282      $  118,631     $   257,023    $  245,029      $ 1,483,238      $   640,671
  Capital gains income...       18,105          44,486         722,111       387,303        2,449,088          --
  Net realized gain
   (loss) on security
   transactions..........          991         (15,196)          4,644        (1,348)          (5,027)         343,325
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (24,820)       (250,658)     (1,770,406)   (1,833,163)      (6,057,679)         151,360
                              --------      ----------     -----------    ----------      -----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (3,442)       (102,737)       (786,628)   (1,202,179)      (2,130,380)       1,135,356
                              --------      ----------     -----------    ----------      -----------      -----------
UNIT TRANSACTIONS:
  Purchases..............      103,516         618,435       3,206,585     1,255,601       10,367,215        2,951,857
  Net transfers..........      757,213         857,416       4,706,832       425,160       15,717,256        3,311,192
  Surrenders for benefit
   payments and fees.....      (17,328)        (79,409)       (531,613)     (100,281)      (1,482,327)        (349,486)
  Net loan activity......       16,810         (17,695)       (566,583)     (116,031)      (1,079,455)        (258,208)
  Cost of insurance......      (42,707)       (278,102)     (1,441,685)     (369,244)      (5,908,489)      (1,515,751)
                              --------      ----------     -----------    ----------      -----------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      817,504       1,100,645       5,373,536     1,095,205       17,614,200        4,139,604
                              --------      ----------     -----------    ----------      -----------      -----------
  Net increase (decrease)
   in net assets.........      814,062         997,908       4,586,908      (106,974)      15,483,820        5,274,960
NET ASSETS:
  Beginning of period....      --            2,540,575      14,935,684     5,212,593       42,097,054       15,018,086
                              --------      ----------     -----------    ----------      -----------      -----------
  End of period..........     $814,062      $3,538,483     $19,522,592    $5,105,619      $57,580,874      $20,293,046
                              ========      ==========     ===========    ==========      ===========      ===========


                           HARTFORD CAPITAL
                             APPRECIATION
                               HLS FUND
                             SUB-ACCOUNT
                           ----------------
OPERATIONS:
  Net investment
   income................    $    622,173
  Capital gains income...      24,041,389
  Net realized gain
   (loss) on security
   transactions..........          (7,395)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (30,899,460)
                             ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (6,243,293)
                             ------------
UNIT TRANSACTIONS:
  Purchases..............      20,440,866
  Net transfers..........      16,291,439
  Surrenders for benefit
   payments and fees.....      (2,915,559)
  Net loan activity......      (2,092,812)
  Cost of insurance......      (8,080,497)
                             ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      23,643,437
                             ------------
  Net increase (decrease)
   in net assets.........      17,400,144
NET ASSETS:
  Beginning of period....      76,493,104
                             ------------
  End of period..........    $ 93,893,248
                             ============

 ** Amounts represent from inception, January 16, 2001 to December 31, 2001. ** Amounts represent from inception, January 16, 2001 to December 31, 2001.

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                             HARTFORD      HARTFORD      HARTFORD
                           DIVIDEND AND     GLOBAL        GLOBAL
                              GROWTH       ADVISERS       LEADERS
                             HLS FUND      HLS FUND      HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT*  SUB-ACCOUNT**
                           ------------  ------------  -------------
OPERATIONS:
  Net investment
   income................  $   599,221    $   11,890     $  5,313
  Capital gains income...    2,140,364        77,446        2,978
  Net realized gain
   (loss) on security
   transactions..........       (4,019)          275          (32)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (3,973,265)     (140,623)        (460)
                           -----------    ----------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (1,237,699)      (51,012)       7,799
                           -----------    ----------     --------
UNIT TRANSACTIONS:
  Purchases..............    6,750,714       312,916      115,595
  Net transfers..........    8,426,153       775,837      915,124
  Surrenders for benefit
   payments and fees.....   (1,132,374)      (19,123)        (884)
  Net loan activity......     (649,328)         (484)      (1,657)
  Cost of insurance......   (2,977,199)     (160,964)     (52,206)
                           -----------    ----------     --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   10,417,966       908,182      975,972
                           -----------    ----------     --------
  Net increase (decrease)
   in net assets.........    9,180,267       857,170      983,771
NET ASSETS:
  Beginning of period....   29,901,005       772,058       --
                           -----------    ----------     --------
  End of period..........  $39,081,272    $1,629,228     $983,771
                           ===========    ==========     ========

  * Formerly International Advisers HLS Fund Sub-Account, change effective May 1, 2001.
 **  Amounts represent from inception, January 16, 2001 to December 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                             HARTFORD       HARTFORD                      HARTFORD                                 HARTFORD
                              GLOBAL       GROWTH AND      HARTFORD     INTERNATIONAL   HARTFORD      HARTFORD     MORTGAGE
                            TECHNOLOGY       INCOME          INDEX      OPPORTUNITIES    MIDCAP     MONEY MARKET  SECURITIES
                             HLS FUND       HLS FUND       HLS FUND       HLS FUND      HLS FUND      HLS FUND     HLS FUND
                           SUB-ACCOUNT**   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -------------  -------------  -------------  -----------  ------------  -----------
OPERATIONS:
  Net investment
   income................    $ --          $   --         $   377,508    $    19,746   $   --       $ 2,078,005   $   79,521
  Capital gains income...      --              308,037        681,345      2,203,174     2,996,219          580       --
  Net realized gain
   (loss) on security
   transactions..........     (79,362)             869           (929)       (18,987)      (59,579)     --            15,245
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (33,833)        (922,890)    (6,025,036)    (5,595,120)   (3,386,884)     --             6,477
                             --------      -----------    -----------    -----------   -----------  ------------  ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (113,195)        (613,984)    (4,967,112)    (3,391,187)     (450,244)   2,078,585      101,243
                             --------      -----------    -----------    -----------   -----------  ------------  ----------
UNIT TRANSACTIONS:
  Purchases..............      95,151        2,291,996      9,903,135      4,098,475     7,248,545  221,865,866      311,267
  Net transfers..........     821,686        1,653,046      7,721,490      1,964,556     9,253,173  (144,787,923)  1,152,315
  Surrenders for benefit
   payments and fees.....     (24,400)        (344,329)    (1,512,942)      (819,783)     (423,082)  (6,909,383)     (79,720)
  Net loan activity......      (9,080)        (125,456)      (889,403)      (451,463)     (859,191)  (3,076,283)    (118,464)
  Cost of insurance......     (50,985)      (1,026,708)    (4,114,293)    (1,276,284)   (2,754,918) (12,128,399)    (156,399)
                             --------      -----------    -----------    -----------   -----------  ------------  ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     832,372        2,448,549     11,107,987      3,515,501    12,464,527   54,963,878    1,108,999
                             --------      -----------    -----------    -----------   -----------  ------------  ----------
  Net increase (decrease)
   in net assets.........     719,177        1,834,565      6,140,875        124,314    12,014,283   57,042,463    1,210,242
NET ASSETS:
  Beginning of period....      --            6,851,637     36,507,845     16,868,199    18,530,247   42,084,597    1,245,042
                             --------      -----------    -----------    -----------   -----------  ------------  ----------
  End of period..........    $719,177      $ 8,686,202    $42,648,720    $16,992,513   $30,544,530  $99,127,060   $2,455,284
                             ========      ===========    ===========    ===========   ===========  ============  ==========

  * Formerly International Advisers HLS Fund Sub-Account, change effective May 1, 2001.
 ** Amounts represent from inception, January 16, 2001 to December 31, 2001. ** Amounts represent from inception, January 16, 2001 to December 31, 2001.

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                             HARTFORD       HARTFORD     PUTNAM VT
                           SMALL COMPANY     STOCK      DIVERSIFIED
                             HLS FUND       HLS FUND    INCOME FUND
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  ------------  -----------
OPERATIONS:
  Net investment
   income................   $   --        $    688,802  $  103,928
  Capital gains income...     1,223,448      6,608,467      --
  Net realized gain
   (loss) on security
   transactions..........       (82,266)      (644,363)      4,032
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (3,082,732)   (18,483,561)    (47,216)
                            -----------   ------------  ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (1,941,550)   (11,830,655)     60,744
                            -----------   ------------  ----------
UNIT TRANSACTIONS:
  Purchases..............     5,479,813     22,299,764     355,672
  Net transfers..........     8,305,406      4,630,616     491,731
  Surrenders for benefit
   payments and fees.....      (483,090)    (3,150,605)    (34,174)
  Net loan activity......      (409,553)    (1,603,771)     (2,404)
  Cost of insurance......    (1,454,294)    (8,705,546)   (147,835)
                            -----------   ------------  ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    11,438,282     13,470,458     662,990
                            -----------   ------------  ----------
  Net increase (decrease)
   in net assets.........     9,496,732      1,639,803     723,734
NET ASSETS:
  Beginning of period....    10,364,630     84,332,023   1,332,592
                            -----------   ------------  ----------
  End of period..........   $19,861,362   $ 85,971,826  $2,056,326
                            ===========   ============  ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                            PUTNAM VT                                                                             PUTNAM VT
                           GLOBAL ASSET    PUTNAM VT     PUTNAM VT      PUTNAM VT      PUTNAM VT    PUTNAM VT   INTERNATIONAL
                            ALLOCATION   GLOBAL GROWTH  GROWTH AND   HEALTH SCIENCES  HIGH YIELD     INCOME      GROWTH AND
                               FUND          FUND       INCOME FUND       FUND           FUND         FUND       INCOME FUND
                           SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -------------  -----------  ---------------  -----------  -----------  -------------
OPERATIONS:
  Net investment
   income................   $   28,690    $   --        $  557,052     $    2,981     $  743,130   $  256,233     $   34,694
  Capital gains income...      270,227      2,908,921      388,860        --              --           --            189,890
  Net realized gain
   (loss) on security
   transactions..........       (2,530)       (96,760)      21,163        (18,691)         9,084        2,160         (8,036)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (514,774)    (7,175,051)  (3,239,751)    (1,265,804)      (520,171)      13,866       (972,709)
                            ----------    -----------   -----------    ----------     ----------   ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (218,387)    (4,362,890)  (2,272,676)    (1,281,514)       232,043      272,259       (756,161)
                            ----------    -----------   -----------    ----------     ----------   ----------     ----------
UNIT TRANSACTIONS:
  Purchases..............      334,766      3,163,407    6,999,623      1,936,136      1,006,864      759,414        750,379
  Net transfers..........      488,381       (579,494)   4,933,466      2,428,765      1,187,855    2,022,146      1,236,077
  Surrenders for benefit
   payments and fees.....     (110,560)      (358,448)  (1,214,623)       (70,066)      (287,231)    (207,349)       (66,292)
  Net loan activity......      (57,325)      (276,549)    (487,577)      (118,357)       (57,642)     (23,835)         7,006
  Cost of insurance......     (181,054)    (1,028,327)  (3,450,141)      (866,405)      (459,759)    (388,508)      (395,114)
                            ----------    -----------   -----------    ----------     ----------   ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      474,208        920,589    6,780,748      3,310,073      1,390,087    2,161,868      1,532,056
                            ----------    -----------   -----------    ----------     ----------   ----------     ----------
  Net increase (decrease)
   in net assets.........      255,821     (3,442,301)   4,508,072      2,028,559      1,622,130    2,434,127        775,895
NET ASSETS:
  Beginning of period....    2,592,821     14,191,309   31,930,297      5,823,936      4,977,278    3,270,278      2,987,533
                            ----------    -----------   -----------    ----------     ----------   ----------     ----------
  End of period..........   $2,848,642    $10,749,008   $36,438,369    $7,852,495     $6,599,408   $5,704,405     $3,763,428
                            ==========    ===========   ===========    ==========     ==========   ==========     ==========

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                                              PUTNAM VT
                             PUTNAM VT      INTERNATIONAL      PUTNAM VT     PUTNAM VT
                           INTERNATIONAL  NEW OPPORTUNITIES    INVESTORS    MONEY MARKET
                            GROWTH FUND         FUND             FUND           FUND
                            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -----------------  -------------  ------------
OPERATIONS:
  Net investment
   income................   $    56,354      $  --            $     6,391   $   117,219
  Capital gains income...     1,764,067         --                --            --
  Net realized gain
   (loss) on security
   transactions..........           902           94,839          (19,797)      --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (5,497,942)      (1,085,826)      (2,111,897)      --
                            -----------      -----------      -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (3,676,619)        (990,987)      (2,125,303)      117,219
                            -----------      -----------      -----------   -----------
UNIT TRANSACTIONS:
  Purchases..............     4,448,632        1,218,357        2,465,061       246,197
  Net transfers..........     6,107,963           36,967          113,509     4,460,138
  Surrenders for benefit
   payments and fees.....      (662,512)         (28,375)        (224,594)      (41,816)
  Net loan activity......      (415,783)         (20,074)        (248,272)   (2,493,824)
  Cost of insurance......    (1,593,931)        (459,354)        (879,446)     (193,883)
                            -----------      -----------      -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     7,884,369          747,521        1,226,258     1,976,812
                            -----------      -----------      -----------   -----------
  Net increase (decrease)
   in net assets.........     4,207,750         (243,466)        (899,045)    2,094,031
NET ASSETS:
  Beginning of period....    13,163,301        3,468,360        7,911,636     2,114,768
                            -----------      -----------      -----------   -----------
  End of period..........   $17,371,051      $ 3,224,894      $ 7,012,591   $ 4,208,799
                            ===========      ===========      ===========   ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                                                                                            PUTNAM VT
                               PUTNAM VT       PUTNAM VT       PUTNAM VT      THE GEORGE    UTILITIES    PUTNAM VT    PUTNAM VT
                           NEW OPPORTUNITIES   NEW VALUE    OTC & EMERGING    PUTNAM FUND  GROWTH AND      VISTA       VOYAGER
                                 FUND            FUND         GROWTH FUND      OF BOSTON   INCOME FUND     FUND          FUND
                              SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           -----------------  -----------  -----------------  -----------  -----------  -----------  ------------
OPERATIONS:
  Net investment
   income................     $  --           $   36,304      $  --           $   55,464   $  125,116   $   --       $     45,574
  Capital gains income...       3,790,705         97,682         --               --          211,677       617,010     9,303,813
  Net realized gain
   (loss) on security
   transactions..........         (99,609)       (13,950)        (443,807)         3,390       (5,808)     (127,167)     (111,629)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (11,523,748)        33,371       (2,933,109)       (17,939)  (1,387,757)   (2,956,067)  (19,825,824)
                              -----------     ----------      -----------     ----------   -----------  -----------  ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (7,832,652)       153,407       (3,376,916)        40,915   (1,056,772)   (2,466,224)  (10,588,066)
                              -----------     ----------      -----------     ----------   -----------  -----------  ------------
UNIT TRANSACTIONS:
  Purchases..............       6,763,035      1,082,891        3,216,134        626,559      936,047     2,204,765    11,115,889
  Net transfers..........          (1,810)     3,591,143         (482,912)     1,702,783      868,713     1,811,060     5,218,603
  Surrenders for benefit
   payments and fees.....        (703,002)       (89,682)        (120,181)       (68,485)    (195,352)     (160,653)   (1,425,090)
  Net loan activity......        (610,187)       (14,582)        (187,647)       (22,621)    (233,939)     (100,560)     (918,004)
  Cost of insurance......      (2,351,119)      (574,107)        (656,040)      (304,844)    (410,810)     (817,026)   (4,570,198)
                              -----------     ----------      -----------     ----------   -----------  -----------  ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       3,096,917      3,995,663        1,769,354      1,933,392      964,659     2,937,586     9,421,200
                              -----------     ----------      -----------     ----------   -----------  -----------  ------------
  Net increase (decrease)
   in net assets.........      (4,735,735)     4,149,070       (1,607,562)     1,974,307      (92,113)      471,362    (1,166,866)
NET ASSETS:
  Beginning of period....      25,136,260      2,495,376        7,251,733      1,429,226    4,181,699     5,736,608    43,598,163
                              -----------     ----------      -----------     ----------   -----------  -----------  ------------
  End of period..........     $20,400,525     $6,644,446      $ 5,644,171     $3,403,533   $4,089,586   $ 6,207,970  $ 42,431,297
                              ===========     ==========      ===========     ==========   ===========  ===========  ============

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002

 1.  ORGANIZATION:

    Separate Account VL I ("the Account") is a separate investment account within Hartford Life and Annuity Insurance Company ("the Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life policyholders of the Company in various mutual funds ("the Funds") as directed by the policyholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America and in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and loses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2002.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:
     DEDUCTIONS AND CHARGES FROM THE ACCOUNT VALUE--On the policy date and on each subsequent monthly activity date, the Company will deduct from the Account an amount to cover mortality and expense risk charges, cost of insurance, administrative charges and any other benefits provided by the rider. These charges, which may vary from month to month in accordance which the terms of the contracts, are deducted through termination of units of interest from applicable policyholders' accounts.

_____________________________________ SA-38 ____________________________________

 4.  PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2002 were as follows:

                                             SUM OF        SUM OF
                                           PURCHASES      PROCEEDS
                                            AT COST      FROM SALES
                                          ------------  ------------
American Funds Global Growth Fund.......  $  3,211,331  $    174,870
American Funds Growth Fund..............    16,843,857       411,365
American Funds Growth-Income Fund.......    22,745,969       607,627
American Funds Small Capitalization
 Fund...................................     1,902,416       104,933
Fidelity VIP Asset Manager Portfolio....     2,105,613       708,260
Fidelity VIP Equity-Income Fund.........     7,006,043     1,838,958
Fidelity VIP Overseas Portfolio.........    22,540,173    21,721,296
Hartford Advisors HLS Fund..............    22,555,511     2,799,606
Hartford Bond HLS Fund..................    37,006,425    12,339,963
Hartford Capital Appreciation HLS
 Fund...................................    26,546,796     4,969,750
Hartford Dividend and Growth HLS Fund...    15,728,461     4,979,649
Hartford Global Advisers HLS Fund.......     1,847,909     1,238,121
Hartford Global Leaders HLS Fund........     1,382,307       282,488
Hartford Global Technology HLS Fund.....     7,792,883     6,590,495
Hartford Growth and Income HLS Fund.....     3,312,444       541,951
Hartford Index HLS Fund.................    20,256,445     4,806,082
Hartford International Opportunities HLS
 Fund...................................    23,834,537    22,355,293
Hartford MidCap HLS Fund................    16,557,557     3,798,226
Hartford Money Market HLS Fund..........   141,162,814   130,815,678
Hartford Mortgage Securities HLS Fund...    12,897,545     5,094,928
Hartford Small Company HLS Fund.........     9,876,583     4,746,148
Hartford Stock HLS Fund.................    16,304,538     7,830,331
Putnam VT Diversified Income Fund.......     7,734,458     3,276,942
Putnam VT Global Asset Allocation
 Fund...................................       556,345       858,142
Putnam VT Global Equity Fund............     1,948,085     3,026,290
Putnam VT Growth and Income Fund........     6,857,741     6,526,267
Putnam VT Health Sciences Fund..........     2,251,780     1,568,153
Putnam VT High Yield Fund...............     4,697,314     2,808,949
Putnam VT Income Fund...................     8,194,807     4,078,928
Putnam VT International Growth and
 Income Fund............................     1,793,157       801,415
Putnam VT International Growth Fund.....    31,210,301    27,822,445
Putnam VT International New
 Opportunities Fund.....................     7,569,176     7,518,911
Putnam VT Investors Fund................     2,493,850     1,437,437
Putnam VT Money Market Fund.............     5,064,945     4,701,187
Putnam VT New Opportunities Fund........     3,817,868     3,909,345
Putnam VT New Value Fund................     5,280,287     2,187,660
Putnam VT OTC & Emerging Growth Fund....     2,882,231     2,285,867
Putnam VT The George Putnam Fund of
 Boston.................................     3,005,072       466,413
Putnam VT Utilities Growth and Income
 Fund...................................       985,887       586,632
Putnam VT Vista Fund....................     4,159,403     4,475,546
Putnam VT Voyager Fund..................     8,949,980     8,392,831
                                          ------------  ------------
                                          $542,870,844  $325,485,378
                                          ============  ============

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

 5.  CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2002 was as follows:

                                                                  NET
                                        UNITS        UNITS      INCREASE
                                       ISSUED      REDEEMED    (DECREASE)
                                     -----------  -----------  ----------
American Funds Global Growth
 Fund..............................    2,549,968    1,800,901     749,067
American Funds Growth Fund.........    9,507,907    3,959,736   5,548,171
American Funds Growth-Income
 Fund..............................    9,528,004    5,186,477   4,341,527
American Funds Global Small
 Capitalization Fund...............    1,103,319      831,337     271,982
Fidelity VIP Asset Manager
 Portfolio.........................    1,892,483    1,860,531      31,952
Fidelity VIP Equity-Income Fund....    8,997,007    9,487,808    (490,801)
Fidelity VIP Overseas Portfolio....    3,319,097    3,328,916      (9,819)
Hartford Advisers HLS Fund.........   14,897,267   15,361,240    (463,973)
Hartford Bond HLS Fund.............   14,795,064   11,852,576   2,942,488
Hartford Capital Appreciation HLS
 Fund..............................   26,807,596   27,396,524    (588,928)
Hartford Dividend and Growth HLS
 Fund..............................   12,035,021   11,701,628     333,393
Hartford Global Advisers HLS
 Fund..............................      255,333      143,781     111,552
Hartford Global Leaders HLS Fund...    1,086,725      827,666     259,059
Hartford Global Technology HLS.....   28,991,921   28,907,864      84,057
Hartford Growth and Income HLS
 Fund..............................    1,123,504      837,743     285,761
Hartford Index HLS Fund............   11,834,612   10,789,923   1,044,689
Hartford International
 Opportunities HLS Fund............   12,727,919   14,505,572  (1,777,653)
Hartford MidCap HLS Fund...........    7,420,285    5,583,492   1,836,793
Hartford Money Market HLS Fund.....   60,254,873   57,968,249   2,286,624
Hartford Mortgage Securities HLS
 Fund..............................    4,168,846    2,782,799   1,386,047
Hartford Small Company HLS Fund....    9,032,826    8,685,539     347,287
Hartford Stock HLS Fund............   17,613,455   19,890,678  (2,277,223)
Putnam VT Diversified Income
 Fund..............................      416,696      252,500     164,196
Putnam VT Global Asset Allocation
 Fund..............................      559,587      753,343    (193,756)
Putnam VT Global Equity Fund.......    1,162,136    1,310,177    (148,041)
Putnam VT Growth and Income Fund...    1,947,930    2,245,141    (297,211)
Putnam VT Health Sciences Fund.....      153,360      146,719       6,641
Putnam VT High Yield Fund..........      566,415      587,977     (21,562)
Putnam VT Income Fund..............      747,875      809,503     (61,628)
Putnam VT International Growth and
 Income Fund.......................      145,355      111,720      33,635
Putnam VT International Growth
 Fund..............................    1,672,846    1,635,409      37,437
Putnam VT International New
 Opportunities Fund................      110,601      133,926     (23,325)
Putnam VT Investors Fund...........      302,724      241,374      61,350
Putnam VT Money Market Fund........    2,865,016    3,564,947    (699,931)
Putnam VT New Opportunities Fund...    1,505,192    1,680,794    (175,602)
Putnam VT New Value Fund...........      469,901      486,932     (17,031)
Putnam VT OTC & Emerging Growth
 Fund..............................      306,035      379,636     (73,601)
Putnam VT The George Putnam Fund of
 Boston............................       95,901       59,167      36,734
Putnam VT Utilities Growth and
 Income Fund.......................      177,121      195,309     (18,188)
Putnam VT Vista Fund...............      135,433      141,771      (6,338)
Putnam VT Voyager Fund.............    2,194,605    2,577,963    (383,358)

_____________________________________ SA-40 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002
 6.  FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each sub-account has outstanding units.

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS     FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ----------  -----------  --------------  -------  ----------  -----------
AMERICAN FUNDS GLOBAL GROWTH FUND
  2002  Lowest contract charges     6,423,272  $ 0.709176    $  4,555,231     --          0.83%      (14.64)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges     2,374,804    0.830793       1,972,970     --          0.65%      (16.92)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
AMERICAN FUNDS GROWTH FUND
  2002  Lowest contract charges    36,019,291    0.598421      21,554,700     --          0.05%      (24.45)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges    11,608,620    0.792121       9,195,432     --          0.35%      (20.79)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
AMERICAN FUNDS GROWTH-INCOME FUND
  2002  Lowest contract charges    34,787,201    0.819043      28,492,213     --          1.48%      -18.34%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges    10,507,976    1.003020      10,539,710     --          1.46%        0.30%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
  2002  Lowest contract charges     3,121,814    0.704466       2,199,212     --          0.73%      (19.05)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges       935,412    0.870271         814,062     --          0.66%      (12.97)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
FIDELITY VIP ASSET MANAGER PORTFOLIO
  2002  Lowest contract charges     2,729,809    1.636274       4,466,715     --          3.51%       (8.73)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges     1,973,784    1.792741       3,538,483     --          3.82%       (4.09)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
FIDELITY VIP EQUITY-INCOME FUND
  2002  Lowest contract charges    11,396,137    1.782890      20,318,058     --          1.60%      (16.95)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges     9,094,369    2.146668      19,522,592     --          1.49%       (4.96)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS     FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ----------  -----------  --------------  -------  ----------  -----------
FIDELITY VIP OVERSEAS PORTFOLIO
  2002  Lowest contract charges     4,433,446  $ 1.108757    $  4,915,614     --          0.69%      (20.28)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges     3,671,008    1.390795       5,105,619     --          4.76%      (21.17)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
HARTFORD ADVISERS HLS FUND
  2002  Lowest contract charges    30,188,385    2.190023      66,113,258     --          3.10%      (13.79)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges    22,666,244    2.540380      57,580,874     --          2.96%       (4.64)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
HARTFORD BOND HLS FUND
  2002  Lowest contract charges    24,077,334    1.949909      46,948,610     --          3.75%       10.08%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges    11,456,525    1.771309      20,293,046     --          4.49%        8.68%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
HARTFORD CAPITAL APPRECIATION HLS FUND
  2002  Lowest contract charges    33,134,345    2.868780      95,055,145     --          0.69%      (19.70)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges    26,281,710    3.572570      93,893,248     --          0.72%       (6.94)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
HARTFORD DIVIDEND AND GROWTH HLS FUND
  2002  Lowest contract charges    18,418,887    2.237882      41,219,295     --          1.62%      (14.23)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges    14,979,171    2.609041      39,081,272     --          1.75%       (4.04)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
HARTFORD GLOBAL ADVISERS HLS FUND
  2002  Lowest contract charges     2,096,259    0.988953       2,073,101     --          0.05%       (8.95)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges     1,500,015    1.086141       1,629,228     --          0.97%       (6.25)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --

_____________________________________ SA-42 ____________________________________

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS     FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ----------  -----------  --------------  -------  ----------  -----------
HARTFORD GLOBAL LEADERS HLS FUND
  2002  Lowest contract charges     2,544,254  $ 0.682881    $  1,737,423     --          1.15%      (19.51)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges     1,159,597    0.848373         983,771     --          1.45%      (15.16)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  2002  Lowest contract charges     2,765,870    0.452718       1,252,159     --        --           (38.59)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges       975,598    0.737165         719,177     --        --           (26.28)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
HARTFORD GROWTH AND INCOME HLS FUND
  2002  Lowest contract charges     9,720,630    0.916970       8,913,526     --          0.40%      (24.65)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges     7,137,489    1.216983       8,686,202     --        --            (8.02)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
HARTFORD INDEX HLS FUND
  2002  Lowest contract charges    20,319,633    2.205769      44,820,418     --          1.27%      (22.45)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges    14,994,758    2.844242      42,648,720     --          0.96%      (12.31)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  2002  Lowest contract charges    11,672,134    1.313864      15,335,597     --          2.02%      (17.93)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges    10,614,098    1.600938      16,992,513     --          0.12%      (18.73)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
HARTFORD MIDCAP HLS FUND
  2002  Lowest contract charges    21,838,918    1.737334      37,941,494     --          0.12%      (14.22)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges    15,081,261    2.025330      30,544,530     --        --            (3.62)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS     FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ----------  -----------  --------------  -------  ----------  -----------
HARTFORD MONEY MARKET HLS FUND
  2002  Lowest contract charges    71,570,885  $ 1.529607    $109,475,326     --          1.45%        1.47%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges    65,755,665    1.507506      99,127,060     --          3.36%        3.87%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
HARTFORD MORTGAGE SECURITIES HLS FUND
  2002  Lowest contract charges     5,607,730    1.874447      10,511,393     --          3.21%        8.15%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges     1,416,684    1.733120       2,455,284     --          5.02%        7.50%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
HARTFORD SMALL COMPANY HLS FUND
  2002  Lowest contract charges    19,850,587    0.920563      18,273,716     --        --           (30.23)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges    15,053,306    1.319402      19,861,362     --        --           (14.92)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
HARTFORD STOCK HLS FUND
  2002  Lowest contract charges    30,837,526    2.322928      71,633,353     --          1.06%      (24.25)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges    28,036,263    3.066451      85,971,826     --          0.79%      (12.23)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
PUTNAM VT DIVERSIFIED INCOME FUND
  2002  Lowest contract charges       454,850   14.348324       6,526,336     --          3.46%        6.20%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges       152,197   13.510984       2,056,326     --          6.39%        3.82%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
  2002  Lowest contract charges       119,463   17.760045       2,121,661     --          2.04%      (12.36)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges       140,567   20.265402       2,848,642     --          1.07%       (8.35)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --

_____________________________________ SA-44 ____________________________________

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS     FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ----------  -----------  --------------  -------  ----------  -----------
PUTNAM VT GLOBAL GROWTH FUND
  2002  Lowest contract charges       493,893  $14.985684    $  7,401,321     --          0.32%      (22.16)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges       558,333   19.251979      10,749,008     --        --           (29.66)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
PUTNAM VT GROWTH AND INCOME FUND
  2002  Lowest contract charges     1,362,763   21.356598      29,103,976     --          2.39%      (18.79)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges     1,385,628   26.297364      36,438,369     --          1.59%       (6.16)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
PUTNAM VT HEALTH SCIENCES FUND
  2002  Lowest contract charges       701,636    9.649126       6,770,172     --          0.07%      (20.21)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges       649,361   12.092641       7,852,495     --          0.04%      (19.53)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
PUTNAM VT HIGH YIELD FUND
  2002  Lowest contract charges       491,602   15.605782       7,671,827     --         12.39%       (0.54)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges       420,610   15.690083       6,599,408     --         12.34%        3.87%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
PUTNAM VT INCOME FUND
  2002  Lowest contract charges       559,093   18.079459      10,108,105     --          4.10%        8.09%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges       341,056   16.725709       5,704,405     --          5.93%        7.53%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND
  2002  Lowest contract charges       487,886    8.447396       4,121,367     --          0.67%      (13.67)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges       384,606    9.785153       3,763,428     --          1.02%      (20.67)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS     FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ----------  -----------  --------------  -------  ----------  -----------
PUTNAM VT INTERNATIONAL GROWTH FUND
  2002  Lowest contract charges           313  $ 8.522016    $      2,667     --          1.54%       (9.63)%
        Highest contract charges    2,040,087    9.315833      19,005,114     --          0.98%      (17.52)%
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges     1,538,040   11.294275      17,371,051     --          0.34%      (20.41)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND
  2002  Lowest contract charges       373,760    7.523083       2,811,828     --          0.86%      (13.46)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges       370,966    8.693232       3,224,894     --        --           (28.52)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
PUTNAM VT INVESTORS FUND
  2002  Lowest contract charges       912,502    6.827953       6,230,521     --          0.41%      (23.68)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges       783,835    8.946510       7,012,591     --          0.09%      (24.61)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
PUTNAM VT MONEY MARKET FUND
  2002  Lowest contract charges     3,007,885    1.520209       4,572,614     --          1.44%        1.46%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges     2,808,924    1.498367       4,208,799     --          3.58%        4.00%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
PUTNAM VT NEW OPPORTUNITIES FUND
  2002  Lowest contract charges     1,009,721   13.891974      14,027,023     --          0.00%      (30.29)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges     1,023,641   19.929373      20,400,525     --        --           (29.99)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
PUTNAM VT NEW VALUE FUND
  2002  Lowest contract charges       690,151   11.418982       7,880,826     --          3.94%      (15.44)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges       492,052   13.503535       6,644,446     --          0.78%        3.61%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --

_____________________________________ SA-46 ____________________________________

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS     FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ----------  -----------  --------------  -------  ----------  -----------
PUTNAM VT OTC & EMERGING GROWTH FUND
  2002  Lowest contract charges       980,487  $ 4.419389    $  4,333,155     --        --           (32.06)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges       867,691    6.504819       5,644,171     --        --           (45.57)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
  2002  Lowest contract charges       510,091   10.685893       5,450,782     --          2.32%       (8.57)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges       291,220   11.687147       3,403,533     --          2.30%        0.74%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
PUTNAM VT UTILITIES GROWTH AND INCOME FUND
  2002  Lowest contract charges       225,854   14.997690       3,387,283     --          3.71%      (23.83)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges       207,695   19.690377       4,089,586     --          2.95%      (22.15)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
PUTNAM VT VISTA FUND
  2002  Lowest contract charges       544,137    7.224769       3,931,262     --        --           (30.38)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges       598,239   10.377065       6,207,970     --        --           (33.40)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
PUTNAM VT VOYAGER FUND
  2002  Lowest contract charges     1,429,244   21.845647      31,222,755     --          0.88%      (26.34)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges     1,430,794   29.655765      42,431,297     --          0.11%      (22.24)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
  #  Rounded unit values.

_____________________________________ SA-48 ____________________________________

                          INDEPENDENT AUDITORS' REPORT
                     -------------------------------------

To the Board of Directors
of Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory basis balance sheet of Hartford Life and Annuity Insurance Company ("the Company") as of December 31, 2002, and the related statutory basis statements of operations, changes in capital and surplus, and of cash flows for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit. The statutory balance sheet of the Company for the year ended December 31, 2001 and the related statutory statements of operations, changes in capital and surplus, and of cash flows for the two years then ended were audited by other auditors whose report, dated Janauary 28, 2002, expressed an unqualified opinion on those statements and included an explanatory paragraph regarding the adoption of codification, as discussed in Note 2 to the financial statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

As described in Note 2, the accompanying financial statements were prepared in conformity with the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America are described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, the financial position of Hartford Life and Annuity Insurance Company as of December 31, 2002, or the results of its operations or its cash flows for the year then ended in conformity with accounting principles generally accepted in the United States of America.

In our opinion, such financial statements present fairly, in all material respects, the balance sheet of Hartford Life and Annuity Insurance Company as of December 31, 2002, and the results of its operations and its cash flows for the year then ended, on the basis of accounting described in Note 2.

As discussed in Note 2 to the statutory financial statements, the Company effective January 1, 2001 adopted certain statutory accounting practices as a result of the State of Connecticut Insurance Department's adoption of the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual.

Deloitte & Touche LLP
Hartford, Connecticut
March 26, 2003

                     THIS IS A COPY OF A PREVIOUSLY ISSUED
                        ANDERSEN REPORT AND THIS REPORT
                       HAS NOT BEEN REISSUED BY ANDERSEN.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly-owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 2001 and 2000, and the related statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 2001. These financial statements and the schedules referred to below are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2, these financial statements were prepared using the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, which practices differs from accounting principles generally accepted in the United States.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Hartford Life and Annuity Insurance Company as of December 31, 2001 and 2000, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2001. Furthermore, in our opinion, the supplemental data included in Note 2 reconciling income and capital and surplus as shown in the financial statements to income and stockholder's equity as determined in conformity with accounting principles generally accepted in the United States, present fairly, in all material respects, the information shown therein.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of Hartford Life and Annuity Insurance Company as of December 31, 2001 and 2000, and the results of its operations and the changes in its capital and surplus for each of the three years in the period ended December 31, 2001 in conformity with accounting practices prescribed or permitted by the Insurance Department in the State of Connecticut.

As explained in Note 2 to the financial statements, effective January 1, 2001, the Company changed its method of accounting to that prescribed in the codified National Association of Insurance Commissioners' Statements of Statutory Accounting Principles and related interpretations prescribed by the Insurance Department of the State of Connecticut.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedule of selected financial data, the summary investment schedule and the schedule of investment risks interrogatories, as of and for the year ended December 31, 2001, are presented for purposes of additional analysis and are not a required part of the basic financial statements. This information has been subjected to the auditing procedures applied in our audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

ARTHUR ANDERSEN LLP

Hartford, Connecticut
January 28, 2002

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                         AS OF DECEMBER 31,
 ------------------------------------------------------------------------------
                                                         2002          2001
 ------------------------------------------------------------------------------
 ASSETS
   Bonds                                              $ 4,928,629   $ 2,639,950
   Common and Preferred Stocks                             17,393        16,753
   Mortgage Loans                                         137,595       180,043
   Real Estate                                             25,312        24,614
   Policy Loans                                           266,756       250,220
   Cash and Short-Term Investments                        485,025       421,764
   Other Invested Assets                                   16,950        39,622
 ------------------------------------------------------------------------------
                     TOTAL CASH AND INVESTED ASSETS     5,877,660     3,572,966
 ------------------------------------------------------------------------------
   Investment Income Due and Accrued                       64,019        48,172
   Federal Income Taxes Recoverable                        33,035       157,532
   Deferred Tax Asset                                      29,910        54,720
   Other Assets                                           433,080        98,497
   Separate Account Assets                             35,919,868    41,945,545
 ------------------------------------------------------------------------------
                                       TOTAL ASSETS   $42,357,572   $45,877,432
 ------------------------------------------------------------------------------
 LIABILITIES
   Aggregate Reserves for Life and Accident and
    Health Policies                                   $ 6,131,338   $ 4,346,336
   Liability for Deposit Type Contracts                    59,240        42,394
   Policy and Contract Claim Liabilities                   33,856        30,507
   Asset Valuation Reserve                                    270            --
   Payable to Affiliates                                   26,707        32,072
   Accrued Expense Allowances and Other Amounts Due
    From Separate Accounts                             (1,227,985)   (1,485,727)
   Other Liabilities                                      826,009       295,090
   Separate Account Liabilities                        35,919,868    41,945,545
 ------------------------------------------------------------------------------
                                  TOTAL LIABILITIES    41,769,303    45,206,217
 ------------------------------------------------------------------------------
 CAPITAL AND SURPLUS
   Common Stock -- 3,000 Shares Authorized, 2,000
    Shares Issued and Outstanding                           2,500         2,500
   Gross Paid-In and Contributed Surplus                1,221,883       986,883
   Unassigned Funds                                      (636,114)     (318,168)
 ------------------------------------------------------------------------------
                          TOTAL CAPITAL AND SURPLUS       588,269       671,215
 ------------------------------------------------------------------------------
             TOTAL LIABILITIES, CAPITAL AND SURPLUS   $42,357,572   $45,877,432
 ------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                        FOR THE YEARS ENDED DECEMBER 31,
 ------------------------------------------------------------------------------------------
                                                         2002         2001          2000
 ------------------------------------------------------------------------------------------
 REVENUES
   Premiums and Annuity Considerations                $4,626,830   $12,741,782   $  772,847
   Considerations for Supplementary Contracts with
    Life Contingencies                                       123        33,695           31
   Annuity and Other Fund Deposits                            --            --    4,201,953
   Net Investment Income                                 241,414       188,799      107,937
   Commissions and Expense Allowances on
    Reinsurance Ceded                                    197,594        78,607      121,671
   Reserve Adjustment on Reinsurance Ceded             3,403,682       600,569    1,287,942
   Fee Income                                            829,267       817,436      827,674
   Other Revenues                                         10,367         6,435        2,751
 ------------------------------------------------------------------------------------------
                                     TOTAL REVENUES    9,309,277    14,467,323    7,322,806
 ------------------------------------------------------------------------------------------
 BENEFITS AND EXPENSES
   Death and Annuity Benefits                            215,874       174,288       57,001
   Disability and Other Benefits                          11,926        11,296        5,827
   Surrenders and Other Fund Withdrawals               4,743,944     4,142,327    3,567,723
   Commissions                                           583,605     1,222,698      490,630
   Increase in Aggregate Reserves for Life and
    Accident and Health Policies                       1,785,002     2,147,722       57,316
   Decrease in Liability for Premium and Other
    Deposit Funds                                             --            --     (403,594)
   General Insurance Expenses                            341,349       330,636      253,565
   Net Transfers to Separate Accounts                  2,298,625     2,613,765    3,218,126
   Modified Coinsurance Adjustment on Reinsurance
    Assumed                                             (522,245)    4,591,861           --
   Other Expenses                                         22,715        78,503       26,782
 ------------------------------------------------------------------------------------------
                        TOTAL BENEFITS AND EXPENSES    9,480,795    15,313,096    7,273,376
 ------------------------------------------------------------------------------------------
   Net (Loss) Gain from Operations Before Federal
    Income Tax (Benefit) Expense                        (171,518)     (845,773)      49,430
   Federal Income Tax (Benefit) Expense                   28,712      (196,458)      24,549
 ------------------------------------------------------------------------------------------
                    NET (LOSS) GAIN FROM OPERATIONS     (200,230)     (649,315)      24,881
 ------------------------------------------------------------------------------------------
   Net Realized Capital Losses, after tax                (56,843)      (10,238)      (2,922)
 ------------------------------------------------------------------------------------------
                                  NET (LOSS) INCOME   $ (257,073)  $  (659,553)  $   21,959
 ------------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                      FOR THE YEARS ENDED DECEMBER 31,
 --------------------------------------------------------------------------------------
                                                         2002        2001        2000
 --------------------------------------------------------------------------------------
 COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000
  SHARES ISSUED AND OUTSTANDING
 --------------------------------------------------------------------------------------
   Balance, Beginning and End of Year                 $    2,500   $   2,500   $  2,500
 --------------------------------------------------------------------------------------
 GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 --------------------------------------------------------------------------------------
   Beginning of Year                                     986,883     226,043    226,043
   Capital Contribution                                  235,000     760,840         --
 --------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR    1,221,883     986,883    226,043
 --------------------------------------------------------------------------------------
 UNASSIGNED FUNDS
   Balance, Beginning of Year                           (318,168)    310,720    294,333

   Net Income                                           (257,073)   (659,553)    21,959
   Change in Net Unrealized Capital (Losses) Gains
    on Common Stocks and Other Invested Assets            (4,421)    (22,085)    (4,653)
   Change in Net Deferred Income Tax                     191,399     209,019         --
   Change in Reserve Valuation Basis                          --     (11,721)     5,711
   Change in Asset Valuation Reserve                        (270)      2,743      2,192
   Change in Non-Admitted Assets                        (210,628)   (154,455)    (3,646)
   Change in Liability for Reinsurance in
    Unauthorized Companies                               (36,953)         (2)        --
   Cummulative Effect of Change in Accounting
    Principles                                                --       7,166         --
   Credit on Reinsurance Ceded                                --          --     (5,176)
 --------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR     (636,114)   (318,168)   310,720
 --------------------------------------------------------------------------------------
 CAPITAL AND SURPLUS,
 --------------------------------------------------------------------------------------
   End of Year                                        $  588,269   $ 671,215   $539,263
 --------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                            FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------
                                             2002         2001         2000
------------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and Annuity Considerations     $ 4,627,995  $12,732,469  $4,969,266
  Net Investment Income                       242,062      166,707     106,844
  Fee Income                                  829,267      817,436     827,674
  Commissions and Expense Allowances on
   Reinsurance Ceded                        3,601,276      679,177   1,403,553
  Other Income                                  5,771       36,949         179
                                          -----------  -----------  ----------
    Total Income                            9,306,371   14,432,738   7,307,516
                                          -----------  -----------  ----------
  Benefits Paid                             4,795,021    4,289,455   3,628,860
  Federal Income Tax (Recoveries)
   Payments                                  (108,177)     (58,363)     74,791
  Net Transfers to Separate Accounts        2,040,883    2,640,961   3,289,217
  MODCO Adjustment on Reinsurance
   Assumed                                   (522,245)   4,591,861          --
  Other Expenses                              967,922    1,637,963     789,601
                                          -----------  -----------  ----------
    Total Benefits and Expenses             7,173,404   13,101,877   7,782,469
------------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED FOR)
                    OPERATING ACTIVITIES    2,132,967    1,330,861    (474,953)
------------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD AND
   MATURED
  Bonds                                     1,623,364    1,286,296     731,046
  Common and Preferred Stocks                      35       14,354         979
  Mortgage Loans                               42,133       57,353      33,304
  Other                                       134,912       12,690       1,718
                                          -----------  -----------  ----------
    Total Investment Proceeds               1,800,444    1,370,693     767,047
                                          -----------  -----------  ----------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                     3,956,463    2,753,242     454,987
  Common and Preferred Stocks                     842       14,246         484
  Mortgage Loans                                  225      203,177       3,881
  Real Estate                                   1,292       25,000          --
  Other                                            --       40,467          --
                                          -----------  -----------  ----------
    Total Investments Acquired              3,958,822    3,036,132     459,352
                                          -----------  -----------  ----------
  Net Increase in Policy Loans                 16,536      169,425      21,366
------------------------------------------------------------------------------
         NET CASH (USED FOR) PROVIDED BY
                    INVESTING ACTIVITIES  $(2,174,914) $(1,834,864) $  286,329
------------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Capital Contribution                        235,000      760,840          --
  Net other cash provided (used)             (129,792)      99,401     (13,429)
------------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED FOR)
                               FINANCING
            AND MISCELLANEOUS ACTIVITIES      105,208      860,241     (13,429)
------------------------------------------------------------------------------
  Net increase (decrease) in cash and
   short-term investments                      63,261      356,238    (202,053)
  Cash and Short-Term Investments,
   Beginning of Year                          421,764       65,526     267,579
------------------------------------------------------------------------------
  CASH AND SHORT-TERM INVESTMENTS, END
   OF YEAR                                $   485,025  $   421,764  $   65,526
------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements are prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance.

Current prescribed statutory accounting practices include the adoption of the NAIC's codified ACCOUNTING PRACTICES AND PROCEDURES manual, effective
January 1, 2001, as well as current state laws and regulations. Permitted statutory accounting practices encompass accounting practices approved by the state insurance departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies and the liability for deposit type contracts. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

As the result of changes in accounting principles effective January 1, 2001, some of the information presented for 2000 is not comparable to the information presented for 2001. The notable items are deposits recorded as revenue in 2000 most of which were recorded as premiums and considerations in 2001.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP;

(4) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the balance sheet for statutory purposes by directly charging surplus;

(5) the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) the reporting of fixed maturities at amortized cost for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity; as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as a change in surplus under statutory accounting;

(9) for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis balance sheet, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities are held at fair value;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus; and

(11) deferred income taxes, which provide for statutory/ tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                   2002              2001              2000
                                                                -----------------------------------------------
GAAP Net Income                                                 $   191,548       $   214,610       $   140,954
Deferral and amortization of policy acquisition costs,
 net                                                               (337,657)         (308,546)         (218,151)
Change in unearned revenue reserve                                   71,208            59,132            54,255
Deferred taxes                                                      (50,834)          180,625            27,039
Separate account expense allowance                                 (279,761)         (110,911)           71,092
Benefit reserve adjustment                                          155,196           (13,199)          (70,248)
Prepaid reinsurance premium                                          (8,564)           (6,944)           (3,007)
Ceding commission on reinsurance assumed                                 --          (670,507)               --
Other, net                                                            1,791            (3,813)           20,025
                                                                -----------------------------------------------
                            STATUTORY NET (LOSS) INCOME         $  (257,073)      $  (659,553)      $    21,959
                                                                -----------------------------------------------

GAAP Stockholder's Equity                                       $ 2,242,347       $ 1,794,936       $   826,049
Deferred policy acquisition costs                                (3,289,010)       (3,033,841)       (2,105,975)
Unearned revenue reserve                                            297,759           229,194           150,220
Deferred taxes                                                      341,130           366,265           181,027
Separate account expense allowance                                1,243,867         1,521,026         1,469,122
Unrealized (gains) losses on investments                           (178,951)          (31,612)          (13,933)
Benefit reserve adjustment                                          300,515            24,334            16,574
Asset valuation reserve                                                (270)               --            (2,743)
Interest maintenance reserve                                        (25,702)          (25,448)               --
Prepaid reinsurance premium                                         (26,243)          (17,679)          (10,735)
Goodwill                                                           (170,100)         (173,704)               --
Statutory voluntary reserve                                              --                --            (6,286)
Reinsurance ceded                                                  (189,436)             (382)
Other, net                                                           42,363            18,126            35,943
                                                                -----------------------------------------------
                          STATUTORY CAPITAL AND SURPLUS         $   588,269       $   671,215       $   539,263
                                                                -----------------------------------------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.5% to 8.75% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM").

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2002 (including general and separate account liabilities) are as follows:

                                                                                       % of
Subject to discretionary withdrawal:                                   Amount          Total
                                                                     -----------------------
With market value adjustment                                         $     2,548         0.0%
At book value, less current surrender charge of 5% or more             2,469,598         6.5%
At market value                                                       33,457,570        88.1%
                                                                     -----------------------
                    TOTAL WITH ADJUSTMENT OR AT MARKET VALUE          35,929,716        94.6%
                                                                     -----------------------
At book value without adjustment (minimal or no charge or
 adjustment):                                                          1,791,484         4.8%
Not subject to discretionary withdrawal:                                 241,487         0.6%
                                                                     -----------------------
                                                TOTAL, GROSS          37,962,687       100.0%
Reinsurance ceded                                                        200,000         N/A
                                                                     -----------
                                                  TOTAL, NET         $37,762,687         N/A
                                                                     -----------

INVESTMENTS

Investments in bonds are carried at amortized costand are amortized using the interest method, in accordance with Statements of Statutory Accounting Principles ("SSAP") No. 26, Bonds, EXCLUDING LOANED-BACKED AND STRUCTURED SECURITIES. Bonds that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. Short-term investments consist of money market funds and are stated at cost, which approximates fair value. Preferred stocks are carried at amortized cost in accordance with NAIC designations. Common stocks are carried at fair value with the current year change in the difference from their cost reflected in surplus. Mortgage loans, which are carried at cost and approximate fair value, include investments in assets backed by mortgage loan pools. Policy loans are carried at their outstanding balance, which approximates fair value. Other invested assets are generally recorded at fair value.

The Company's accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other than temporary. If the decline in value of a fixed income or equity security is other than temporary, the security is deemed to be impaired, and a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis. Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP 43 requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that the estimated undiscounted cashflows of its securitized financial asset are less than its carrying amount then an other than temporary impairment charge is recognized equal to the difference between the carrying amount and estimated undiscounted cashflows of the security. The total estimated undiscounted cashflows of the impaired investment becomes its new cost basis.

The Company has a security monitoring process comprised of a committee of investment and accounting professionals that identifies securities that, due to certain characteristics are subjected to an enhanced analysis on a quarterly basis. Such characteristics include, but are not limited to: a deterioration of the financial condition of the issuer, the magnitude and duration of unrealized losses, credit rating and industry category.

The primary factors considered in evaluating whether a decline in value for fixed income and equity securities is other than temporary include: (a) the length of time and the extent to which the fair value has been less than cost,
(b) the financial conditions and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery. Furthermore, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for appropriate valuation on an ongoing basis.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, any cost or consideration received at the inception of a contract is adjusted into the basis of the applicable asset or liability and amortized over the asset or liability life. Income is accounted for on an earned basis and recorded as derivative net investment income. Upon termination of the derivative, the gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in an income generation relationship record the initial premium as a deferred liability. The premium received on covered floor contracts are adjusted into the cost basis of the covered asset and amortized over the life of the covered asset. Income is accounted for on an earned basis and recorded as derivative net investment income. If the derivative and bond are sold, the derivative will recognize a loss on disposition for the current market value and the unamortized value of the original premium is offset against the bond capital gain or loss.

Derivatives not classified as hedging, income generation or replication, will receive fair value accounting. The derivatives are carried on the balance sheet at fair value and the changes in fair value are recorded as capital gains and losses. Effective January 1, 2003, the changes in fair value will be recorded as unrealized gains and losses.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $270 and $0 as of December 31, 2002 and 2001, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage loan sold. The IMR balances as of December 31, 2002 and 2001 were $25,702 and $25,448, respectively. The net capital gains (losses) captured in the IMR in 2002, 2001 and 2000 were $5,078, $1,965 and $(3,096), respectively. The amount of expense amortized from the IMR in 2002, 2001 and 2000 included in the Company's Statements of Operations, was $4,823, $3,472 and $(495), respectively. Realized capital gains and losses, net of taxes not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

CODIFICATION

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the state of Connecticut Department of Insurance. Effective January 1, 2001, the state of Connecticut required that insurance companies domiciled in the state of Connecticut prepare their statutory basis financial statements in accordance with the NAIC codified ACCOUNTING PRACTICES AND PROCEDURES manual, effective January 1, 2001, subject to any deviations prescribed or permitted by the state of Connecticut Insurance Commissioner.

Accounting changes adopted to conform to the provisions of the NAIC codified ACCOUNTING PRACTICES AND PROCEDURES manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date, if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change in accounting principles, as an adjustment that increased unassigned funds of approximately $7,166. The adjustment to increase unassigned surplus is related to SSAP 10, INCOME TAXES.

3. BUSINESS COMBINATIONS:

On April 2, 2001, The Hartford, through Hartford Life, Inc. and its affiliates, acquired the U.S. individual life insurance, annuity and mutual fund businesses of Fortis Inc., ("Fortis") for $1.12 billion in cash. The Hartford effected the acquisition through several reinsurance agreements with subsidiaries of Fortis and the purchase of 100% of the stock of Fortis Advisors, Inc. and Fortis Investors, Inc., wholly-owned subsidiaries of Fortis. The purchase of Fortis Advisors, Inc. and Fortis Investors, Inc. was accounted for as a statutory purchase.

4. INVESTMENTS:

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                      For the years ended December 31,
                                                                   --------------------------------------
                                                                     2002           2001           2000
                                                                   --------------------------------------
Interest income from bonds and short-term investments              $200,347       $148,038       $ 95,980
Interest income from policy loans                                    18,947         14,160          4,923
Interest and dividends from other investments                        18,478         19,289          8,568
Interest income from cash on hand and on deposit                      7,238          9,462             --
                                                                   --------------------------------------
Gross investment income                                             245,010        190,949        109,471
Less: investment expenses                                             3,596          2,150          1,534
                                                                   --------------------------------------
                                       NET INVESTMENT INCOME       $241,414       $188,799       $107,937
                                                                   --------------------------------------

(b) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                                                      For the years ended December 31,
                                                                   --------------------------------------
                                                                     2002           2001           2000
                                                                   --------------------------------------
Gross unrealized capital gains                                     $117,032       $ 17,132       $  2,401
Gross unrealized capital losses                                     (32,336)       (17,210)        (3,319)
                                                                   --------------------------------------
Net unrealized capital gains (losses)                                84,696            (78)          (918)
Balance, beginning of year                                              (78)          (918)        (5,880)
                                                                   --------------------------------------
    CHANGE IN NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS
                                  AND SHORT-TERM INVESTMENTS       $ 84,774       $    840       $  4,962
                                                                   --------------------------------------

(c) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                                                      For the years ended December 31,
                                                                   --------------------------------------
                                                                     2002           2001           2000
                                                                   --------------------------------------
Gross unrealized capital gains                                     $    185       $    120       $    509
Gross unrealized capital losses                                     (23,137)       (22,913)        (2,113)
                                                                   --------------------------------------
Net unrealized capital (losses) gains                               (22,952)       (22,793)        (1,604)
Balance, beginning of year                                          (22,793)        (1,604)         2,484
                                                                   --------------------------------------
   CHANGE IN NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON
                                                      STOCKS       $   (159)      $(21,189)      $ (4,088)
                                                                   --------------------------------------

(d) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                                      For the years ended December 31,
                                                                   --------------------------------------
                                                                     2002           2001           2000
                                                                   --------------------------------------
Bonds and short-term investments                                   $(28,561)      $ (7,491)      $ (8,128)
Common stocks                                                          (149)           (13)           217
Other invested assets                                                    (2)            33             10
                                                                   --------------------------------------
Realized capital losses                                             (28,712)        (7,471)        (7,901)
Capital gains tax (benefit)                                          23,053            802         (1,883)
                                                                   --------------------------------------
Net realized capital losses, after tax                              (51,765)        (8,273)        (6,018)
Less: amounts transferred to IMR                                      5,078          1,965         (3,096)
                                                                   --------------------------------------
                      NET REALIZED CAPITAL LOSSES, AFTER TAX       $(56,843)      $(10,238)      $ (2,922)
                                                                   --------------------------------------

Sales of bonds and short-term investments for the years ended December 31, 2002, 2001 and 2000 resulted in proceeds of $1,691,422, $2,135,324 and $465,846, gross realized capital gains of $15,257, $8,091 and $633, and gross realized capital losses of $9,998, $5,442 and $8,838, respectively, before transfers to the IMR. Sales of common stocks for the years ended December 31, 2002, 2001 and 2000 resulted in proceeds of $35, $14,354 and $979, gross realized capital gains of $0, $358 and $218, and gross realized capital losses of $7, $371 and $1, respectively.

(e) INVESTMENTS -- DERIVATIVE INSTRUMENTS

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, options, forwards and exchange traded futures, in order to achieve one of four Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; to control transaction costs or to enter into income enhancement and replication transactions. The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York Insurance Departments.

Interest rate swaps and total return swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using the agreed upon rates and/or indices and notional principal amounts. Generally, no cash is exchanged at the inception of the contract and no principal payments are exchanged. Interest rate swaps at December 31, 2002 and 2001 amounted to $230,000 and $20,000 of notional value and $4,837 and $1,194 of market value, respectively.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed exchange rate. There are also periodic exchanges of payments, at specified intervals, calculated using the agreed upon rates and notional principal amounts. Foreign currency swaps at December 31, 2002 amounted to $23,719 of notional value and $(1,002) of market value. There were no foreign currency swaps at December 31, 2001.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the writer, a financial instrument, at a specified price, within a specified period or on a stated date. Cap and floor contracts entitle the purchaser to receive from the writer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. There is a premium payment paid by the purchaser at inception of the contract and no principal payments are exchanged. The Company is a purchaser of caps, floors, and swaption contracts and is a writer of covered floor contracts. Option contracts at December 31, 2002 and 2001 amounted to $80,852 of notional value and $158 and $1,569 of market value, respectively.

The Company uses derivative instruments in its management of market risk consistent with four risk management strategies:

Anticipatory Hedging -- For certain liabilities, the Company commits to the price of the product prior to receipt of the associated premium or deposit. Anticipatory hedges are executed to offset the impact of changes in asset prices arising from interest rate changes pending the receipt of premium or deposit and the subsequent purchase of an asset. These hedges involve taking a long position (purchase) in interest rate futures or entering into an interest rate swap with duration characteristics equivalent to the associated liabilities or anticipated investments.

Liability Hedging -- Several products obligate the Company to credit a return to the contract holder, which is indexed to a market rate. To hedge risks associated with these products, the Company enters into various derivative contracts. Interest rate swaps are used to convert the contract rate into a rate that trades in a more liquid and efficient market. This hedging strategy enables the Company to customize contract terms and conditions to customer objectives and satisfies the operation's asset/liability matching policy. In addition, interest rate caps and option contracts are used to hedge against the risk of contract holder disintermediation in a rising interest rate environment.

Asset Hedging -- To meet the various policyholder obligations and to provide cost-effective prudent investment risk diversification, the Company may combine two or more financial instruments to achieve the investment characteristics of a fixed maturity security or that match an associated liability. The use of derivative instruments in this regard effectively transfers unwanted investment risks or attributes to others. The selection of the appropriate derivative instruments depends on the investment risk, the liquidity and efficiency of the market, and the asset and liability characteristics.

Portfolio Hedging --The Company compares the duration and convexity of its portfolios of assets to its corresponding liabilities and periodically enters into portfolio hedges to reduce any difference to desired levels. Portfolio hedges reduce the duration and convexity mismatch between assets and liabilities and offset the potential impact to cash flows caused by changes in interest rates.

The Company periodically transacts in income generation transactions. The written option contracts monetize the option embedded in certain of its fixed maturity investments. The Company will receive a premium for issuing the freestanding option. The structure is designed such that the fixed maturity investment and freestanding option have identical expected lives.

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk, which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of over-the-counter derivative contracts is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk. Exchange-traded futures and options are regulated by an exchange and positions are marked to market on a daily basis, and therefore create minimal credit exposure to the Company in the event of nonperformance by counterparties.

Credit exposures for over-the-counter derivatives are generally quantified weekly and netted, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. Collateral requirements for exchange traded futures and options are monitored and processed on a daily basis. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by the Company's internal compliance unit, reviewed frequently by senior management and reported to the Company's Finance Committee. The Company also maintains a policy of requiring that all privately negotiated derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

(f) CONCENTRATION OF CREDIT RISK

As of December 31, 2002, the Company has a significant concentration of credit risk that exceeded 10% of capital and surplus in fixed maturities of a single issuer who was not the U.S. government or a government agency. Within this concentration, each fixed maturity was designated NAIC investment grade. Further, the Company closely monitors concentrations and the potential impact of capital and surplus, should the issuer fail to perform according to the terms of the fixed maturity contract.

The carrying value, gross unrealized gain and estimated fair value of these fixed maturities were $61,917, $2,373 and $64,290, respectively.

(g) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                 December 31, 2002
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Statement   Unrealized  Unrealized     Fair
                                                                     Value       Gains       Losses      Value
                                                                   ----------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S government and government agencies and authorities:
  --Guaranteed and sponsored                                       $   74,416   $     85    $     --   $   74,501
  --Guaranteed and sponsored -- asset backed                          687,703      1,444          --      689,147
States, municipalities and political subdivisions                         395         17          --          412
International governments                                              34,304      4,454          --       38,758
Public utilities                                                      208,886      6,772      (5,187)     210,471
All other corporate                                                 2,137,680     87,636     (20,309)   2,205,007
All other corporate -- asset-backed                                 1,617,227     11,025      (6,735)   1,621,517
Short-term investments                                                 48,690         --          --       48,690
Certificates of deposit                                                67,270      5,599        (105)      72,764
Parents, subsidiaries and affiliates                                  100,748         --          --      100,748
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $4,977,319   $117,032    $(32,336)  $5,062,015
                                                                   ----------------------------------------------

                                                                                 December 31, 2002
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                                       $    4,957   $    185    $   (872)  $    4,270
Common stock -- affiliated                                             35,384                (22,265)      13,119
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   40,341   $    185    $(23,137)  $   17,389
                                                                   ----------------------------------------------

                                                                                 December 31, 2001
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Statement   Unrealized  Unrealized     Fair
                                                                     Value       Gains       Losses      Value
                                                                   ----------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S government and government agencies and authorities:
  --Guaranteed and sponsored                                       $   41,637   $    132    $     --   $   41,769
  --Guaranteed and sponsored -- asset backed                          270,969         --          --      270,969
States, municipalities and political subdivisions                         398         15          --          413
International governments                                              35,086        880          (4)      35,962
Public utilities                                                      163,678        557        (757)     163,478
All other corporate                                                 1,220,569     15,376      (9,716)   1,226,229
All other corporate -- asset-backed                                   728,058         61      (6,733)     721,386
Short-term investments                                                 58,741         --          --       58,741
Certificates of deposit                                                52,877        111          --       52,988
Parents, subsidiaries and affiliates                                  126,735         --          --      126,735
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $2,698,748   $ 17,132    $(17,210)  $2,698,670
                                                                   ----------------------------------------------

                                                                                 December 31, 2001
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                                       $    4,162   $    120    $   (211)  $    4,071
Common stock -- affiliated                                             35,384         --     (22,702)      12,682
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   39,546   $    120    $(22,913)  $   16,753
                                                                   ----------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 2002 by estimated maturity year are shown below. Asset-backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or repayment provisions.

                                                       Statement
                                                         Value          Fair Value
                                                       ---------------------------
MATURITY
One year or less                                       $  508,460       $  517,110
Over one year through five years                        2,529,850        2,572,900
Over five years through ten years                       1,496,415        1,521,880
Over ten years                                            442,594          450,125
                                                       ---------------------------
                                         TOTAL         $4,977,319       $5,062,015
                                                       ---------------------------

Bonds with a carrying value of $3,319 were on deposit as of December 31, 2002 with various regulatory authorities as required.

(h) FAIR VALUE OF FINANCIAL INSTRUMENTS BALANCE SHEET ITEMS (IN MILLIONS):

                                                                2002                 2001
                                                         ----------------------------------------
                                                                   Estimated            Estimated
                                                         Carrying    Fair     Carrying    Fair
                                                          Amount     Value     Amount     Value
                                                         ----------------------------------------
ASSETS
  Bonds and short-term investments                       $ 4,977      5,062   $ 2,699      2,699
  Common stocks                                               17         17        17         17
  Policy loans                                               267        267       250        250
  Mortgage loans                                             138        138       180        180
  Other invested assets                                       42         42        64         64
LIABILITIES
  Deposit funds and other benefits                       $ 4,913    $ 4,780   $ 2,873    $ 2,796
                                                         ----------------------------------------

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value of bonds, short-term investments, common stocks and other invested assets approximates those quotations published by the NAIC; policy loans and mortgage loans carrying amounts approximates fair value; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

5. INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member of the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company was filing a separate Federal income tax return.

(a) The components of the net deferred tax asset/(liability) are as follows:

                                                              December 31,        December 31,
                                                                  2002                2001
                                                              ---------------------------------
Total of all deferred tax assets (admitted and non-admitted)    $ 469,416           $ 329,950
Total of all deferred tax liabilities                           $ (74,977)          $(114,519)
Net deferred assets (admitted and non-admitted)                 $ 394,439           $ 215,431
Net admitted deferred asset                                        29,910              54,720
Total deferred tax assets non-admitted in accordance with
 SSAP No. 10, INCOME TAXES                                      $(364,529)          $(160,711)
Increase in deferred taxes non-admitted                         $ 203,818                 N/A
                                                              ---------------------------------

(b) Deferred tax liabilities are not recognized for the following amounts:

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided for in this account.

(c) The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities are as follows:

                                                                      2002           2001           2000
                                                                     -------------------------------------
Federal                                                              $25,183       $(196,458)      $24,549
                                                                     -------------------------------------
Foreign                                                                3,528              --            --
                                                                     -------------------------------------
Federal Income Tax on Capital Gains                                   23,053             802        (1,884)
                                                                     -------------------------------------
                               CURRENT INCOME TAXES INCURRED         $51,764       $(195,656)      $22,665
                                                                     -------------------------------------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

Deferred tax assets resulting from book/tax difference:

                                                             December 31,        December 31,
                                                                 2002                2001             Change
                                                             -------------------------------------------------
Reserves                                                       $  10,906           $  48,987         $ (38,081)
Fortis Ceding Commission                                          16,501              19,216            (2,715)
Tax DAC                                                          206,940             192,943            13,997
Accrued deferred compensation                                      1,775               2,957            (1,182)
Bonds                                                             34,822               1,189            33,633
Capital loss carryforward                                          3,300               3,300                --
AMT credit utilization                                           192,969              58,834           134,135
Other                                                              2,203               2,524              (321)
                                                             -------------------------------------------------
                           TOTAL DEFERRED TAX ASSETS           $ 469,416           $ 329,950         $ 139,466
                                                             -------------------------------------------------
                    DEFERRED TAX ASSETS NON-ADMITTED           $(364,529)          $(160,711)        $(203,818)
                                                             -------------------------------------------------

Deferred tax liabilities resulting from book/tax difference:

                                                             December 31,        December 31,
                                                                 2002                2001             Change
                                                             -------------------------------------------------
Bonds                                                          $  (5,593)          $      --         $  (5,593)
Tax preferred investments                                        (52,323)           (104,673)           52,350
Software project deferral                                         (5,903)             (2,752)           (3,151)
Deferred and uncollected                                          (8,767)             (6,977)           (1,790)
Other                                                             (2,391)               (117)           (2,274)
                                                             -------------------------------------------------
                      TOTAL DEFERRED TAX LIABILITIES           $ (74,977)          $(114,519)        $  39,542
                                                             -------------------------------------------------

                                                             December 31,        December 31,
                                                                 2002                2001             Change
                                                             -------------------------------------------------
Total deferred tax assets                                      $ 469,416           $ 329,950         $ 139,466
Total deferred tax liabilities                                   (74,977)           (114,519)           39,542
                                                             -------------------------------------------------
Net deferred tax asset                                         $ 394,439           $ 215,431         $ 179,008
                                                             -------------------------------------------------
             OTHER CHANGE IN NET DEFERRED INCOME TAX                                                    12,391
                                                             -------------------------------------------------
                   CHANGE IN NET DEFERRED INCOME TAX                                                 $ 191,399
                                                             -------------------------------------------------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities differs from the amount obtained by applying the Federal statutory rate of 35% to the Net (Loss) Gain from Operations Before Federal Income Tax (Benefit) Expense for the following reasons:

                                                                                           Effective
                                                                      December 31,            Tax
                                                                          2002               Rate
                                                                     -------------------------------
Tax provision at statutory rate                                         $ (71,865)           (35.0)%
Tax preferred investments                                                 (64,562)           (31.4)%
Other                                                                      (3,208)            (1.6)%
                                                                     -------------------------------
                                                       TOTAL            $(139,635)           (68.0)%
                                                                     -------------------------------

                                                                                           Effective
                                                                      December 31,            Tax
                                                                          2002               Rate
                                                                     -------------------------------
Federal and foreign income tax incurred                                 $  51,764            (25.2)%
Change in net deferred income taxes                                      (191,399)            93.2%
                                                                     -------------------------------
                                TOTAL STATUTORY INCOME TAXES            $(139,635)           (68.0)%
                                                                     -------------------------------

(e) As of December 31, the Company had an operating loss carry forward of $(261,066). If not utilized, it will expire for tax purposes in 2017.

The following are year to date income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2002                  $    --
2001                  $    --
2000                  $22,665

(f) The Company's Federal income tax return is consolidated within The Hartford Financial Services Group, Inc. consolidated Federal income tax return. Please refer to Schedule Y of the Company's most recent Annual Statement for a list of the entities within the consolidated group.

The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent available for use by the group. Intercompany tax balances are settled quarterly.

6. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were included in this reinsurance arrangement beginning in the first quarter of 2002 and, as such, the amounts ceded to RGA have increased.

The amount of reinsurance recoverables from reinsurers was $36,327 and $2,016 at December 31, 2002 and 2001, respectively.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                           Direct      Assumed       Ceded         Net
                                                         -------------------------------------------------
2002
Aggregate Reserves for Life and Accident and Health
 Policies                                                $5,566,253  $ 1,511,752  $  (946,667) $ 6,131,338
Policy and Contract Claim Liabilities                    $   26,680  $    15,825  $    (8,649) $    33,856
Premium and Annuity Considerations                       $8,401,771  $   371,175  $(4,146,117) $ 4,626,829
Death, Annuity, Disability and Other Benefits            $  138,864  $   113,937  $   (25,083) $   227,718
Surrenders and Other Fund Withdrawals                    $4,436,989  $   766,314  $  (459,359) $ 4,743,944

                                                           Direct      Assumed       Ceded         Net
                                                         -------------------------------------------------
2001
Aggregate Reserves for Life and Accident and Health
 Policies                                                $3,085,682  $ 1,578,470  $  (317,816) $ 4,346,336
Policy and Contract Claim Liabilities                    $   23,510  $    16,288  $    (9,291) $    30,507
Premium and Annuity Considerations                       $6,890,184  $ 6,794,425  $  (942,827) $12,741,782
Death, Annuity, Disability and Other Benefits            $  115,649  $    94,069  $   (24,134) $   185,584
Surrenders and Other Fund Withdrawals                    $3,893,425  $   491,474  $  (242,572) $ 4,142,327

                                                           Direct      Assumed       Ceded         Net
                                                         -------------------------------------------------
2000
Aggregate Reserves for Life and Accident and Health
 Policies                                                $  900,216  $        --  $  (256,989) $   643,227
Policy and Contract Claim Liabilities                    $   16,084  $        --  $    (5,351) $    10,733
Premium and Annuity Considerations                       $  839,447  $       986  $   (67,586) $   772,847
Annuity and Other Fund Deposits                          $5,730,269  $        --  $(1,528,316) $ 4,201,953
Death, Annuity, Disability and Other Benefits            $   77,524  $     1,542  $   (16,238) $    62,828
Surrenders and Other Fund Withdrawals                    $3,684,103  $        --  $  (116,380) $ 3,567,723

7. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND COLLECTED):

The following presents premium and annuity considerations (deferred and collected) as of December 31, 2002:

                                                                             Net of
                                                                    Gross    Loading
                                                                   -----------------
TYPE
Ordinary New Business                                              $ 2,026   $ 2,183
Ordinary Renewal                                                    14,876    21,507
Group Life                                                              49        79
                                                                   -----------------
                                                            TOTAL  $16,951   $23,769
                                                                   -----------------

8. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has also invested in bonds of its indirect affiliates, Hartford Financial Services Corporation, and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd.

For additional information, see Notes 5 and 9.

9. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees that work for The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $4,357, $3,764 and $648 for 2002, 2001 and 2000, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2002, 2001 or 2000.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in common stock of The Hartford or certain other investments, are matched to a limit of 3% of compensation. In addition, The Hartford allocates 0.5% of base salary to the plan for each eligible employee. The cost to the Company for the above-mentioned plan was approximately $2.5 million, $2 million and $2 million in 2002, 2001 and 2000, respectively.

10. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. There were no dividends paid or declared in 2002, 2001 or 2000. The amount available for dividend in 2003 is approximately $58,827.

11. SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $35.9 billion and $41.9 billion as of December 31, 2002 and 2001, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $518 million, $567 million and $622 million for the years ended December 31, 2002, 2001 and 2000, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Nonguaranteed Separate Accounts as of December 31, 2002 is as follows:

                                                                                  Total
                                                                               -----------
 1.  Premiums considerations or deposits for the year ended 2002               $ 4,045,793
                                                                               -----------
 2.  Reserves @ year end
      I.  For accounts with assets at:
          Market value                                                          34,838,116
                                                                               -----------
          Total reserves                                                       $34,838,116
                                                                               -----------
     II.  By withdrawal characteristics:
          Subject to discretionary withdrawal                                  $    64,223
          Market value                                                          34,682,449
                                                                               -----------
          Subtotal                                                              34,746,671
          Not subject to discretionary withdrawal                                   91,445
                                                                               -----------
                                                                 TOTAL         $34,838,116
                                                                               -----------

12. COMMITMENTS AND CONTINGENT LIABILITIES:

(a) LITIGATION

HLI and its subsidiaries are involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability, arising from such pending or threatened litigation, will have a material adverse effect on the statutory capital and surplus of the Company.

On March 16, 2003, a final decision and award was issued in an arbitration between The Hartford and one of its primary reinsurers relating to policies with death benefit guarantees written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Under terms of the final decision and award, the reinsurer's reinsurance obligations to The Hartford's subsidiaries were not limited or reduced in any manner, and as a result, are left unchanged.

(b) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $108, $289 and $1,212 in 2002, 2001 and 2000, respectively, of which $105, $297 and
$1,074 in 2002, 2001 and 2000, respectively were estimated to be creditable against premium taxes.

(c) LEASES

As discussed in Note 8, transactions with The Hartford include rental of facilities. The rent paid by the Company to The Hartford for space occupied by The Hartford's life insurance companies was $4,003 and $4,034 in 2002 and 2001, respectively. Future minimum rental commitments are as follows:

2003                  $ 3,966
2004                    4,050
2005                    4,050
2006                    3,911
2007                    3,804
Thereafter              7,126
                      -------
  Total               $26,907
                      -------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to $3,224 in 2002 and 2001.

(d) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service. The Company's 1998 through 2001 Federal income tax returns are currently under audit by the IRS. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax related matters for all open tax years.

13. SEPTEMBER 11 EVENTS:

As a result of the September 11 terrorist attack, the Company recorded a loss amounting to $6.9 million, before taxes and net of reinsurance in the third quarter of 2001. The Company based the loss estimate upon a review of insured exposures using a variety of assumptions and actuarial techniques, including the cost of additional reinsurance premiums. As a result of the uncertainties involved in the estimation process, final claims settlement may vary from present estimates. In 2002 the Company recognized a $2.8 million after-tax benefit due to favorable development related to September 11.

                                     PART C

                                OTHER INFORMATION

Item 27. Exhibits

         (a) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

         (b)     Not Applicable.

         (c)     Principal Underwriting Agreement.(2)

         (d)     Form of Flexible Premium Variable Life Insurance Policy.(3)

         (e) Form of Application for Flexible Premium Variable Life Insurance Policies.(4)

         (f)     Certificate of Incorporation of Hartford and Bylaws of
                 Hartford.(5)

         (g)     Contracts of Reinsurance.(4)

         (h)     Form of Participation Agreement.(4)

         (i)     Not Applicable.

         (j)     Not Applicable.

         (k) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary

         (l)     Not Applicable.

         (m)     Not Applicable.

         (n)(1)  Consent of Deloitte & Touche LLP.

         (n)(2)  Consent of Arthur Andersen LLP.(5)

         (o)     No financial statement will be omitted.

         (p)     Not Applicable.

         (q)     Memorandum describing transfer and redemption procedures.(1)

         (r)     Copy of Power of Attorney.

         (s)     Organizational Chart.(3)

--------

(1) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-61627, filed with the Securities and Exchange Commission on January 23, 1996.

(2) Incorporated by reference to Pre-Effective Amendment No. 3 to the Registration Statement on Form S-6, File No. 33-61627, filed with the Securities and Exchange Commission on January 23, 1996.

(3) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 333-82866, on May 22, 2002.

(4) Incorporated by reference to the Initial Filing to the Registration Statement on Form S-6, File No. 333-83057, on July 16, 1999.

(5) We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of Hartford Life and Annuity Insurance Company for the years ending December 31, 2000 and December 31, 2001 and of the Separate Account for the year ended December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

(6) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-69487, filed on April 9, 2001.

Item 28.  Officers and Directors.

-------------------------------------------- ------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
-------------------------------------------- ------------------------------------------------------
David A. Carlson                             Vice President
-------------------------------------------- ------------------------------------------------------
Kristine L. Curcio                           Vice President and Actuary
-------------------------------------------- ------------------------------------------------------
Bruce W. Ferris                              Vice President
-------------------------------------------- ------------------------------------------------------
Timothy M. Fitch                             Senior Vice President and Actuary
-------------------------------------------- ------------------------------------------------------
Mary Jane B. Fortin                          Vice President
-------------------------------------------- ------------------------------------------------------
Lois W. Grady                                Executive Vice President
-------------------------------------------- ------------------------------------------------------
Ryan Johnson                                 Vice President
-------------------------------------------- ------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-------------------------------------------- ------------------------------------------------------
Michael D. Keeler                            Senior Vice President
-------------------------------------------- ------------------------------------------------------
Patrice Kelly-Ellis                          Senior Vice President
-------------------------------------------- ------------------------------------------------------
Robert A. Kerzner                            Executive Vice President, Director*
-------------------------------------------- ------------------------------------------------------
David N. Levenson                            Senior Vice President
-------------------------------------------- ------------------------------------------------------
Joseph F. Mahoney                            Vice President
-------------------------------------------- ------------------------------------------------------
Thomas M. Marra                              President, Chief Executive Officer and Chairman of
                                             the Board, Director*
-------------------------------------------- ------------------------------------------------------
Ernest M. McNeill, Jr.                       Vice President & Chief Accounting Officer
-------------------------------------------- ------------------------------------------------------
Tom Nassiri                                  Vice President
-------------------------------------------- ------------------------------------------------------
Marianne O'Doherty                           Vice President
-------------------------------------------- ------------------------------------------------------
Craig R. Raymond                             Senior Vice President and Chief Actuary
-------------------------------------------- ------------------------------------------------------
Christine Hayer Repasy                       Senior Vice President, General Counsel and
                                             Corporate Secretary, Director*
-------------------------------------------- ------------------------------------------------------
Martin A. Swanson                            Vice President
-------------------------------------------- ------------------------------------------------------
Andrew J. Waggoner                           Vice President
-------------------------------------------- ------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
-------------------------------------------- ------------------------------------------------------
Lizabeth H. Zlatkus                          Executive Vice President and Chief Financial Officer,
                                             Director*
-------------------------------------------- ------------------------------------------------------
David M. Znamierowski                        Senior Vice President and Chief Investment Officer,
                                             Director*
-------------------------------------------- ------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

----------
*    Denotes Board of Directors of Hartford.

Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

         Filed herewith as Exhibit 1.7.

Item 30:  Indemnification

         Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(5)(b), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(5)(b). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors. Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

         (a)  involved a knowing and culpable violation of law by the director;

         (b) enabled the director or an associate to receive an improper personal gain;

         (c) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;

         (d) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or

         (e) created liability under section 33-757 relating to unlawful distributions.

         The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

         Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and the principal underwriter are covered under a directors and officers liability insurance policy.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

         (a) HESCO acts as principal underwriter for the following investment companies:

              Hartford Life Insurance Company - Separate Account VL I Hartford Life Insurance Company - Separate Account VL II Hartford Life Insurance Company - ICMG Secular Trust Separate
                Account
              Hartford Life Insurance Company - ICMG Registered Variable Life
                Separate Account A
              Hartford Life and Annuity Insurance Company - Separate
                Account VL I
              Hartford Life and Annuity Insurance Company - Separate
                Account VL II
              Hartford Life and Annuity Insurance Company - ICMG Registered Variable Life Separate Account One

         (b)  Directors and Officers of HESCO

                                                       POSITIONS AND OFFICES
                  NAME                                    WITH UNDERWRITER
                  ----                                 ---------------------
              David A. Carlson                 Vice President
              Timothy M. Fitch                 Senior Vice President & Actuary
              George R. Jay                    Controller
              Robert A. Kerzner                Executive Vice President, Director
              Joseph F. Mahoney                Vice President
              Thomas M. Marra                  President and Chief Executive Officer,
                                               Director
              Christine Hayer Repasy           Senior Vice President, General Counsel and
                                               Corporate Secretary, Director
              John C. Walters                  Executive Vice President

         Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 32. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 33. Management Services

         All management contracts are discussed in Part A and Part B of the Registration Statement dated November 1, 1999 and filed with the Commission on October 22, 1999.

Item 34. Representation of Reasonableness of Fees

         Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 23rd day of July, 2003.


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT VL I
(Registrant)

By: Thomas M. Marra*                                 *By: /s/ Marianne O'Doherty
    ---------------------------------------                   ------------------
    Thomas M. Marra, President, Chief                         Marianne O'Doherty
    Executive Officer and Chairman of                         Attorney-In-Fact
    the Board

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
(Depositor)

By: Thomas M. Marra*
    ---------------------------------------
    Thomas M. Marra, President, Chief
    Executive Officer and Chairman of
    the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Robert A. Kerzner, Executive Vice President,
     Director*
Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board, Director*
Ernest M. McNeill, Jr., Vice President &
     Chief Accounting Officer*
Christine Hayer Repasy, Senior Vice President,       *By: /s/ Marianne O'Doherty
     General Counsel and Corporate Secretary,             ----------------------
     Director*                                                Marianne O'Doherty
John C. Walters, Executive Vice President, Director*          Attorney-in-Fact
Lizabeth H. Zlatkus, Executive Vice President and
     Chief Financial Officer, Director*
David M. Znamierowski, Senior Vice President &
     Chief Investment Officer, Director*             Date: July 23, 2003



333-82866

                                  EXHIBIT INDEX


1.2 Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

1.3  Consent of Deloitte & Touche LLP.

1.4  Copy of Power of Attorney.